(2_FIDELITY_LOGOS)FIDELITY

CAPITAL APPRECIATION
FUND
ANNUAL REPORT
OCTOBER 31, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                6    THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       9    A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS              10   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     23   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    27   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    32   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            33

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY. PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October, the Standard & Poor's 500 Index remained up more than 25% year-to-date, twice its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post moderate returns through the first 10 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Total returns do not include the effect of the 3% sales load which was eliminated as of December 30, 1996. CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997             PAST 1   PAST 5    PAST 10
                                           YEAR     YEARS     YEARS

FIDELITY CAPITAL APPRECIATION              29.83%   140.33%   352.54%

S&P 500 (REGISTERED TRADEMARK)             32.11%   147.49%   387.82%

CAPITAL APPRECIATION FUNDS AVERAGE         22.74%   119.38%   316.22%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 203 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997       PAST 1   PAST 5   PAST 10
                                     YEAR     YEARS    YEARS

FIDELITY CAPITAL APPRECIATION        29.83%   19.17%   16.30%

S&P 500                              32.11%   19.87%   17.16%

CAPITAL APPRECIATION FUNDS AVERAGE   22.74%   16.49%   14.50%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971031 19971111 095638 S00000000000001
             Capital Appreciation        S&P 500
             00307                       SP001
  1987/10/31      10000.00                    10000.00
  1987/11/30       9963.20                     9176.00
  1987/12/31      10455.96                     9874.29
  1988/01/31      10904.93                    10290.00
  1988/02/29      11862.73                    10769.52
  1988/03/31      12261.81                    10436.74
  1988/04/30      12670.87                    10552.59
  1988/05/31      12800.58                    10644.39
  1988/06/30      13498.97                    11132.97
  1988/07/31      13439.11                    11090.67
  1988/08/31      13289.45                    10713.58
  1988/09/30      13798.28                    11169.98
  1988/10/31      14127.53                    11480.51
  1988/11/30      13977.87                    11316.34
  1988/12/31      14389.33                    11514.37
  1989/01/31      15094.20                    12357.22
  1989/02/28      14933.09                    12049.53
  1989/03/31      15406.35                    12330.28
  1989/04/30      16121.54                    12970.22
  1989/05/31      16736.56                    13495.52
  1989/06/30      17119.69                    13418.59
  1989/07/31      18228.74                    14630.29
  1989/08/31      18299.31                    14917.05
  1989/09/30      18239.21                    14855.89
  1989/10/31      17481.77                    14511.23
  1989/11/30      17835.24                    14807.26
  1989/12/31      18261.33                    15162.63
  1990/01/31      17426.78                    14145.22
  1990/02/28      17657.38                    14327.69
  1990/03/31      17789.15                    14707.38
  1990/04/30      17163.24                    14339.69
  1990/05/31      18074.66                    15737.81
  1990/06/30      17909.94                    15630.80
  1990/07/31      17569.53                    15580.78
  1990/08/31      15735.71                    14172.28
  1990/09/30      14582.71                    13482.09
  1990/10/31      14110.53                    13424.11
  1990/11/30      14846.26                    14291.31
  1990/12/31      15396.74                    14690.04
  1991/01/31      16041.98                    15330.52
  1991/02/28      17287.96                    16426.66
  1991/03/31      17699.58                    16824.18
  1991/04/30      17766.33                    16864.56
  1991/05/31      17999.95                    17593.11
  1991/06/30      17465.96                    16787.34
  1991/07/31      18133.45                    17569.63
  1991/08/31      18122.32                    17986.03
  1991/09/30      17566.08                    17685.67
  1991/10/31      17221.21                    17922.66
  1991/11/30      16197.73                    17200.37
  1991/12/31      16935.50                    19168.09
  1992/01/31      17923.63                    18811.57
  1992/02/29      18664.73                    19056.12
  1992/03/31      18623.56                    18684.52
  1992/04/30      19158.80                    19233.85
  1992/05/31      19392.11                    19328.10
  1992/06/30      19378.39                    19040.11
  1992/07/31      19474.45                    19818.85
  1992/08/31      18692.18                    19412.56
  1992/09/30      18719.63                    19641.63
  1992/10/31      18829.42                    19710.37
  1992/11/30      19035.28                    20382.50
  1992/12/31      19707.62                    20633.20
  1993/01/31      20259.49                    20806.52
  1993/02/28      20695.26                    21089.49
  1993/03/31      21860.37                    21534.48
  1993/04/30      22908.97                    21013.34
  1993/05/31      23520.65                    21576.50
  1993/06/30      23593.47                    21639.07
  1993/07/31      24103.21                    21552.52
  1993/08/31      24423.61                    22369.36
  1993/09/30      23855.62                    22197.11
  1993/10/31      25253.75                    22656.59
  1993/11/30      25166.37                    22441.36
  1993/12/31      26292.74                    22712.90
  1994/01/31      27722.36                    23485.14
  1994/02/28      27125.89                    22848.69
  1994/03/31      25997.63                    21852.49
  1994/04/30      26156.54                    22132.20
  1994/05/31      26363.12                    22495.17
  1994/06/30      25489.12                    21944.03
  1994/07/31      26045.30                    22663.80
  1994/08/31      27078.22                    23593.01
  1994/09/30      27173.56                    23014.99
  1994/10/31      27014.65                    23532.82
  1994/11/30      27189.45                    22675.76
  1994/12/31      26955.33                    23012.04
  1995/01/31      27765.22                    23608.74
  1995/02/28      28275.81                    24528.77
  1995/03/31      28275.81                    25252.62
  1995/04/30      29068.09                    25996.31
  1995/05/31      29208.94                    27035.38
  1995/06/30      29877.99                    27663.41
  1995/07/31      31304.10                    28580.73
  1995/08/31      32237.24                    28652.47
  1995/09/30      32624.58                    29861.60
  1995/10/31      31180.86                    29755.00
  1995/11/30      31673.83                    31061.24
  1995/12/31      32014.24                    31659.48
  1996/01/31      33483.31                    32737.17
  1996/02/29      33349.76                    33040.64
  1996/03/31      33426.08                    33358.82
  1996/04/30      33979.36                    33850.53
  1996/05/31      34933.30                    34723.54
  1996/06/30      33883.97                    34855.83
  1996/07/31      31976.09                    33315.90
  1996/08/31      33044.50                    34018.54
  1996/09/30      34818.83                    35933.10
  1996/10/31      34856.99                    36924.13
  1996/11/30      36783.95                    39715.23
  1996/12/31      36854.75                    38928.47
  1997/01/31      38505.28                    41360.72
  1997/02/28      37982.96                    41684.99
  1997/03/31      36541.36                    39972.15
  1997/04/30      37314.39                    42358.49
  1997/05/31      40678.12                    44937.28
  1997/06/30      42934.54                    46950.47
  1997/07/31      46277.37                    50686.31
  1997/08/31      45462.55                    47846.87
  1997/09/30      48262.18                    50467.44
  1997/10/31      45253.63                    48781.83
IMATRL PRASUN   SHR__CHT 19971031 19971111 095641 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Capital Appreciation Fund on October 31, 1987. As the chart shows, by October 31, 1997, the value of the investment would have grown to $45,254 - a 352.54% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $48,782 - a 387.82% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
If the U.S. stock market is one of
multiple personalities - and most
would agree that it is - then the
12-month period that ended
October 31, 1997 was a fitting
showcase. Overall, the market
turned in a strong performance.
The Standard & Poor's 500 Index
- a broad gauge of the U.S. stock
market - returned 32.11% in that
time, well ahead of its long-term
annual average of approximately
11%. Favorable economic
conditions and healthy corporate
earnings sent stock prices soaring,
particularly those of large,
well-known companies. The market
paused briefly to collect its breath
in March - when the Federal
Reserve Board expressed its
concern about an overheating
economy by raising a key
short-term interest rate - but kept
rolling through July. The latter
months of the period, however, told
a different story. Inflation fears, a
weakened dollar and sluggish
corporate earnings knocked many
large-company stocks from their
perch, and stocks of smaller
companies began to perform well.
But while market followers saw this
"broadening" as a positive trend,
events began to unfold overseas
that would show still another side
of the market - and an extremely
volatile one. Currency and
economic problems in Southeast
Asia during the last week of
October sent the world's capital
markets running for cover. The
Dow Jones Industrial Average
tumbled 554 points in one day -
the biggest one-day point drop in
its history - then snapped back
the next, reclaiming almost 337
points.
An interview with Harry Lange, Portfolio Manager of Fidelity Capital Appreciation Fund
Q. HOW DID THE FUND PERFORM, HARRY?
A. The fund did fairly well. For the 12 months that ended October 31, 1997, the fund generated a return of 29.83%. The capital appreciation funds average, according to Lipper Analytical Services, returned 22.74% in that time, while the Standard & Poor's 500 Index returned 32.11%.
Q. WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
A. Market trends - both domestically and internationally - played a pivotal role. The U.S. market went through two distinct periods: A narrow group of large-company stocks dominated the first half of the period, while smaller stocks performed well in the second half. The fund typically performs better when all types of stocks are contributing to a market advance. The overseas story, of course, took place in the Asian markets in late October, when turbulence there sent negative ripples throughout world markets. The fund's exposure to media-related stocks also was influential.
Q. WHY DID MEDIA STOCKS PERFORM WELL?
A. Part of their success can be attributed to consumers' recent love affair with strong brand names. Realizing that improved brand recognition can often translate into more sales, companies are advertising their products through newspaper, radio and TV outlets. I'm also high on cable TV stocks, because cable television could play an important role in getting private homes hooked up to the Internet. If it does, the cable industry could be a very promising area. Positions in the fund that reflect this potential include Microsoft, which has made a financial commitment to this effort, US West Media Group and Comcast.
Q. A QUICK LOOK AT THE FUND'S HOLDINGS SHOWS THAT IT HAS SOME EXPOSURE TO REAL ESTATE INVESTMENT TRUSTS (REITS). WHAT'S BEHIND YOUR THINKING?
A. REITs - which are publicly-traded trusts that own hotels, shopping centers, apartment complexes and other buildings - have become consistent growth vehicles in recent years. Examples in the portfolio during the period included Equity Residential Properties, one of the biggest apartment owners in the U.S., and Excel Realty Trust, which specializes in shopping malls. Both positions performed reasonably well. One attractive feature of REITs is that they have a built-in tax advantage. As long as a REIT distributes its income in the form of a dividend, it doesn't have to pay corporate taxes. REITs are also another way for the fund to gain exposure to the hotel industry, which is thriving these days.
Q. ON A CORPORATE LEVEL, MERGER AND ACQUISITION ACTIVITY CONTINUED AT A STRONG PACE DURING THE PERIOD. WHAT'S YOUR STRATEGY FOR INVESTING IN COMPANIES INVOLVED IN THIS ACTIVITY?
A. The key is whether the transaction makes good economic sense. I like the idea of a bigger company acquiring smaller companies within its industry as long as the two parties can pool their resources in an efficient manner. USA Waste - the fund's third-largest position - is a good example. USA Waste owns a number of garbage collection businesses and landfills throughout the country, and was quite active during the period in adding smaller businesses and landfills to its stable. When USA Waste has a landfill in one particular region, and then buys a garbage collection business in the same vicinity, that collection business can use the landfill and save on transportation costs. That's the kind of synergy that makes sound business sense.
Q. WHICH STOCKS WERE POSITIVE CONTRIBUTORS TO PERFORMANCE? WHICH WERE
NEGATIVES?
A. Intel, which I sold earlier in the year, and Compaq were solid performers during the first half of the period. Corporate Express, an active acquirer of office supply companies, was also a good stock. On the negative side, the troubles in Asia hurt Japanese bearings manufacturer THK and Silicon Valley Group, a manufacturer of semiconductor equipment. Interneuron Pharmaceuticals - a maker of weight control pills - was also a disappointment as product recalls hampered performance.
Q. WHAT'S IN STORE FOR THE NEXT
FEW MONTHS?
A. Southeast Asia's problems may reverberate throughout world markets for some time, and in times of volatility investors tend to go with what they know. This includes companies with significant name recognition. That being said, I'll be on the lookout for stocks that have strong brand names and little exposure to Southeast Asia. I won't be looking so much at the big-cap, household names, but more at smaller stocks with recognizable brands.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

HARRY LANGE ON THE
IMPORTANCE OF "PRICING
POWER":
"An important factor in any
investment I consider is whether
a company has the ability to set its
own pricing structure. Many times,
a company's ability to do so depends
on the industry in which it operates.
The world has plenty of capacity
for most commodity products -
from TV sets to chemicals - and
price increases can be difficult to
implement. But there are other
groups that do offer pricing room.
"One current example is media
stocks. There's not enough air time
to satisfy potential advertisers, and
the big market-share companies
such as Westinghouse and Viacom
- both positions in the fund during
the period - have taken advantage
of this demand to raise their rates.
California winemaker Robert
Mondavi is another example. Wine
has been in high demand for a
number of reasons: Medical
evidence earlier in the year
suggested that drinking a glass of
wine per day would be healthy,
wine collecting has become
fashionable and there has been a
shortage of grapes. While most
competitors in these industries
can also raise prices, these
particular stocks have shown
promise.
"If a company can set its own
prices, its profit margins should
benefit as a result. Price increases
fall right to the bottom line."
FUND FACTS
GOAL: to increase the value of
the fund's shares by investing
mainly in common stocks
FUND NUMBER: 307
TRADING SYMBOL: FDCAX
START DATE: November 26, 1986
SIZE: as of October 31, 1997,
more than $2.0 billion
MANAGER: Harry Lange, since
1996; manager, Fidelity Select
Computers Portfolio, 1992-
1996; Fidelity Select
Technology Portfolio,
1993-1996; Fidelity Select
Electronics Portfolio,
1993-1995; research
director, Fidelity Investments
Far East, 1988-1992; joined
Fidelity in 1987
(checkmark)
INVESTMENT CHANGES


TOP TEN STOCKS AS OF OCTOBER 31, 1997
                                  % OF FUND'S    % OF FUND'S INVESTMENTS
                                  INVESTMENTS    IN THESE STOCKS
                                                 6 MONTHS AGO

ELECTRONIC DATA SYSTEMS CORP.     4.4            0.0

VIACOM, INC. CLASS B (NON-VTG.)   3.2            0.0

USA WASTE SERVICES, INC.          2.6            2.6

CORPORATE EXPRESS, INC.           2.4            1.9

COMPAQ COMPUTER CORP.             2.2            0.0

HOST MARRIOTT CORP.               1.8            0.2

WAL-MART STORES, INC.             1.7            1.8

MONDAVI (ROBERT) CORP. CLASS A    1.7            1.3

CUC INTERNATIONAL, INC.           1.6            0.4

AMR CORP.                         1.6            0.0

TOP FIVE MARKET SECTORS AS OF OCTOBER 31, 1997
                             % OF FUND'S    % OF FUND'S INVESTMENTS
                             INVESTMENTS    IN THESE MARKET SECTORS
                                            6 MONTHS AGO

TECHNOLOGY                   21.2           20.9

MEDIA & LEISURE              13.9           8.9

RETAIL & WHOLESALE           9.2            10.0

FINANCE                      9.4            7.1

CONSTRUCTION & REAL ESTATE   8.7            8.2

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF OCTOBER 31, 1997 * AS OF APRIL 30, 1997 **
ROW: 1, COL: 1, VALUE: 5.5
ROW: 1, COL: 2, VALUE: 1.6
ROW: 1, COL: 3, VALUE: 92.90000000000001
STOCKS 96.8%
BONDS 0.0%
SHORT-TERM
INVESTMENTS 3.2%
FOREIGN
INVESTMENTS 7.8%
STOCKS 93.9%
BONDS 0.6%
SHORT-TERM
INVESTMENTS 5.5%
FOREIGN
INVESTMENTS 8.6%
ROW: 1, COL: 1, VALUE: 5.5
ROW: 1, COL: 2, VALUE: 0.0
ROW: 1, COL: 3, VALUE: 96.8
*
**
INVESTMENTS OCTOBER 31, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 93.8%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 2.5%
AEROSPACE & DEFENSE - 1.8%
BE Aerospace, Inc. (a)  1,054,300 $ 29,652
Harsco Corp.   163,400  6,781
  36,433
DEFENSE ELECTRONICS - 0.7%
Tracor, Inc. (a)  565,000  15,114
TOTAL AEROSPACE & DEFENSE   51,547
BASIC INDUSTRIES - 1.9%
CHEMICALS & PLASTICS - 0.1%
Compass Plastics & Technologies, Inc.   24,900  215
Foamex International, Inc. (a)  100,000  1,156
  1,371
IRON & STEEL - 0.4%
Aeroquip Vickers, Inc.   50,000  2,603
Inland Steel Industries, Inc.   81,000  1,590
Quanex Corp.   9,700  268
Tadano Ltd.   100,000  436
TriMas Corp.   108,300  3,168
  8,065
PACKAGING & CONTAINERS - 0.7%
Owens-Illinois, Inc. (a)  461,200  15,911
PAPER & FOREST PRODUCTS - 0.7%
Mail-Well, Inc. (a)  150,000  5,194
Mercer International, Inc. (SBI) (c)  909,800  9,325
  14,519
TOTAL BASIC INDUSTRIES   39,866
CONSTRUCTION & REAL ESTATE - 8.7%
BUILDING MATERIALS - 0.4%
Masco Corp.   200,000  8,775
CONSTRUCTION - 2.0%
Beazer Homes USA, Inc. (a)  200,000  3,825
Daito Trust Construction Co.   486,700  4,325
Higashi Nihon House Co. Ltd.   100,000  748
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - CONTINUED
CONSTRUCTION - CONTINUED
Hospitality Worldwide Services, Inc. (a)  12,400 $ 144
Lennar Corp.   790,268  32,154
  41,196
ENGINEERING - 0.3%
Billing Information Concepts Corp. (a)  120,000  4,710
Fluor Corp.   50,000  2,056
  6,766
REAL ESTATE - 0.5%
Major Realty Corp. (a)(c)  680,000  765
Mitsubishi Estate Co. Ltd.   200,000  2,525
Pacific Greystone Corp. (a)  199,150  3,684
Stewart Enterprises, Inc. Class A  100,000  4,150
Trendwest Resorts, Inc.   10,900  250
  11,374
REAL ESTATE INVESTMENT TRUSTS - 5.5%
Alexandria Real Estate Equities, Inc.  121,300  3,328
Bay Apartment Communities, Inc.  26,000  1,017
CBL & Associates Properties, Inc.   14,000  338
Duke Realty Investors, Inc.   384,552  8,652
Equity Residential Properties Trust (SBI)  291,200  14,706
Excel Realty Trust, Inc.   750,800  22,618
Felcor Suite Hotels, Inc.  30,000  1,099
First Washington Realty Trust, Inc.   100,000  2,500
Glenborough Realty Trust, Inc.   133,000  3,408
Imperial Credit Commercial Mortgage Investment Corp.  1,300  21
LTC Properties, Inc.   875,800  17,735
Patriot American Hospitality, Inc.   58,399  1,927
Public Storage, Inc.   285,300  7,846
RFS Hotel Investors, Inc.   469,100  9,206
Starwood Lodging Trust combined certificate (SBI)   359,300  21,491
  115,892
TOTAL CONSTRUCTION & REAL ESTATE   184,003
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - 2.8%
AUTOS, TIRES, & ACCESSORIES - 0.3%
Pep Boys-Manny, Moe & Jack  100,000 $ 2,519
Wynn's International, Inc.   117,700  3,994
  6,513
CONSUMER ELECTRONICS - 0.5%
Philips Electronics NV  150,000  11,756
HOME FURNISHINGS - 0.9%
Furniture Brands International, Inc. (a)  936,800  15,691
HON Industries, Inc.   49,000  2,530
  18,221
TEXTILES & APPAREL - 1.1%
Galey & Lord, Inc. (a)  278,500  5,117
Liz Claiborne, Inc.   100,000  5,069
Polymer Group, Inc. (a)  300,000  2,906
Quaker Fabric Corp. (a)  335,500  6,396
Supreme International Corp. (a)(c)  330,000  4,001
  23,489
TOTAL DURABLES   59,979
ENERGY - 2.3%
ENERGY SERVICES - 0.7%
BJ Services Co. (a)  50,000  4,237
Falcon Drilling, Inc. (a)  66,000  2,401
Pool Energy Services Co. (a)  263,000  8,926
  15,564
OIL & GAS - 1.6%
Cabot Oil & Gas Corp. Class A  100,000  2,400
Coastal Corp. (The)  100,000  6,012
Dril-Quip, Inc.   5,000  179
EVI, Inc. (a)  100,000  6,419
Newport Petroleum Corp. (a)(d)  310,000  1,596
Oryx Energy Co. (a)  200,000  5,513
Swift Energy Co. (a)  125,400  3,253
Titan Exploration, Inc.   338,000  4,267
UNIFAB International, Inc.   100,500  3,216
  32,855
TOTAL ENERGY   48,419
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - 9.1%
BANKS - 1.9%
Banc One Corp.   100,000 $ 5,212
Bank of Nova Scotia   100,000  4,413
Barnett Banks, Inc.   200,000  13,800
Fuji International Trust sponsored ADR unit (d)  29  743
National Bank of Canada  384,100  5,468
State Street Corp.   200,000  11,150
  40,786
CLOSED-END INVESTMENT COMPANY - 0.1%
Taiwan Fund, Inc.   100,000  1,813
CREDIT & OTHER FINANCE - 1.9%
Acom Co. Ltd.   50,000  2,741
American Express Co.   205,000  15,990
Associates First Capital Corp.   254,500  16,193
Cityscape Financial Corp. (a)  100,000  153
Green Tree Financial Corp.   100,000  4,213
Household International, Inc.   10,900  1,234
  40,524
FEDERAL SPONSORED CREDIT - 0.6%
Federal Home Loan Mortgage Corporation  200,000  7,575
Federal National Mortgage Association  100,000  4,844
  12,419
INSURANCE - 1.6%
Acceptance Insurance Co., Inc. (a)  300,000  6,975
Allmerica Financial Corp.   45,600  2,137
Fremont General Corp.   33,100  1,543
Life RE Corp.   250,000  13,781
London Insurance Market Investment Trust PLC  307,000  704
Mercury General Corp.   200,000  8,488
  33,628
SAVINGS & LOANS - 3.0%
Ahmanson (H.F.) & Co.   50,000  2,950
Bank United Corp. Class A  100,000  4,200
CenFed Financial Corp.   1,000  40
Charter One Financial Corp.   131,250  7,629
Dime Bancorp., Inc.   500,000  12,000
Washington Federal, Inc.   100,000  2,950
Washington Mutual, Inc.   480,000  32,850
  62,619
TOTAL FINANCE   191,789
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - 6.3%
DRUGS & PHARMACEUTICALS - 1.2%
Aviron  406,200 $ 8,886
Collaborative Clincal Research, Inc. (a)  253,500  1,553
Cytyc Corp. (a)  212,100  5,037
Integrated Process Equipment Corp. (a)  400,000  8,875
  24,351
MEDICAL EQUIPMENT & SUPPLIES - 3.7%
Becton, Dickinson & Co.   200,000  9,212
Bergen Brunswig Corp. Class A  450,000  18,028
Cardinal Health, Inc.   223,100  16,565
Conmed Corp.   73,700  1,511
Cooper Companies, Inc. (a)  141,200  5,057
McKesson Corp.   200,000  21,462
Gehe AG  50,000  2,638
Stryker Corp.   100,000  3,719
  78,192
MEDICAL FACILITIES MANAGEMENT - 1.4%
Alternative Living Services, Inc. (a)  188,500  4,618
Carematrix Corp. (a)  131,200  3,575
HEALTHSOUTH Corp. (a)  500,000  12,781
Home Health Corp. of America, Inc. (a)  130,000  1,398
Sunrise Assisted Living, Inc. (a)  152,000  5,643
Wellpoint Health Networks, Inc. (a)  50,000  2,288
  30,303
TOTAL HEALTH   132,846
INDUSTRIAL MACHINERY & EQUIPMENT - 5.5%
ELECTRICAL EQUIPMENT - 1.9%
Alcatel Alsthom Compagnie Generale d'Electricite SA 48,300 5,819 Energy Conversion Devices, Inc. (a) 150,000 2,016
Westinghouse Electric Corp.   1,194,879  31,589
  39,424
INDUSTRIAL MACHINERY & EQUIPMENT - 1.0%
Gasonics International Corp. (a)  85,100  1,319
Global Industrial Technologies, Inc. (a)  14,700  251
Ingersoll-Rand Co.   30,000  1,168
THK Co. Ltd.   1,282,700  17,152
Tyco International Ltd.   40,000  1,510
  21,400
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
POLLUTION CONTROL - 2.6%
Thermo Instrument Systems, Inc. (a)  33,750 $ 974
USA Waste Services, Inc. (a)  1,482,300  54,845
  55,819
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   116,643
MEDIA & LEISURE - 13.9%
BROADCASTING - 1.7%
Canwest Global Communications Corp. (non-vtg.)  300,000  5,730
Comcast Corp. Class A special  675,000  18,562
Time Warner, Inc.   200,000  11,537
  35,829
ENTERTAINMENT - 3.3%
Viacom, Inc.:
Class A (a)  100,600  3,005
 Class B (a) (non-vtg.)  2,209,800  66,847
  69,852
LEISURE DURABLES & TOYS - 1.9%
Arctic Cat, Inc. (c)  1,185,000  13,924
Brunswick Corp.   100,000  3,375
Coachmen Industries, Inc.   200,000  3,975
Mattel, Inc.   500,000  19,438
  40,712
LODGING & GAMING - 3.4%
Host Marriott Corp. (a)  1,857,300  38,771
ITT Corp.   150,000  11,203
Interstate Hotels Co. (a)  70,700  2,174
La Quinta Motor Inns, Inc.   600,000  10,725
Sun International Hotels Ltd. Ord. (a)  100,000  3,600
US Franchise Systems, Inc. Class A (a)  137,300  1,098
Wyndham Hotel Corp. (a)  101,000  4,539
  72,110
PUBLISHING - 2.5%
Cognizant Corp.   50,000  1,959
Gibson Greetings, Inc. (a)  100,000  2,463
Mecklermedia Corp. (a)  100,000  1,812
Playboy Enterprises, Inc.:
 Class A (a)  25,000  316
 Class B (a)(c)  1,760,800  24,321
US WEST Media Group (a)  900,000  22,722
  53,593
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
RESTAURANTS - 1.1%
Big Buck Brewery & Steakhouse, Inc. (a)  35,000 $ 245
Logan's Roadhouse, Inc. (a)  101,000  1,805
Starbucks Corp. (a)  600,000  19,800
  21,850
TOTAL MEDIA & LEISURE   293,946
NONDURABLES - 2.2%
AGRICULTURE - 0.1%
Scheid Vineyards, Inc. Class A (c)  125,000  1,313
BEVERAGES - 1.6%
Mondavi (Robert) Corp. Class A (a)(c)  690,000  35,061
FOODS - 0.2%
CPC International, Inc.   50,000  4,950
HOUSEHOLD PRODUCTS - 0.3%
Premark International, Inc.   200,000  5,412
TOTAL NONDURABLES   46,736
PRECIOUS METALS - 0.5%
Newmont Mining Corp.   300,000  10,500
RETAIL & WHOLESALE - 9.1%
APPAREL STORES - 1.0%
Baker (J.), Inc.   238,800  1,731
Charming Shoppes, Inc. (a)  200,000  1,037
Gap, Inc.   100,000  5,319
Haruyama Trading Co. Ltd.   22,000  143
Limited, Inc. (The)  100,000  2,356
Ross Stores, Inc.   263,000  9,830
  20,416
GENERAL MERCHANDISE STORES - 1.9%
Federated Department Stores, Inc. (a)  100,000  4,400
Wal-Mart Stores, Inc.   1,050,000  36,881
  41,281
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
GROCERY STORES - 1.0%
Performance Food Group Co. (a)  513,750 $ 9,504
Quality Food Centers, Inc. (a)  111,600  5,315
Rykoff-Sexton, Inc.   151,700  3,262
Safeway, Inc. (a)  50,000  2,906
  20,987
RETAIL & WHOLESALE, MISCELLANEOUS - 5.2%
Corporate Express, Inc.   3,464,000  50,877
Gadzooks, Inc. (a)  200,000  4,975
Home Depot, Inc.   600,000  33,375
Micro Warehouse, Inc.   167,500  2,513
Officemax, Inc. (a)  300,000  4,013
Staples, Inc. (a)  210,700  5,531
Toys "R" Us, Inc. (a)  37,112  1,264
U.S. Office Products Co. (a)  238,300  7,447
  109,995
TOTAL RETAIL & WHOLESALE   192,679
SERVICES - 3.1%
LEASING & RENTAL - 0.1%
Hollywood Entertainment Corp. (a)  167,300  2,049
SERVICES - 3.0%
APAC Teleservices, Inc. (a)  182,800  2,491
AccuStaff, Inc. (a)  377,800  10,791
Assisted Living Concepts, Inc. (a)  100,000  2,050
Meitec Corp. (a)  800,000  23,588
RMH Teleservices, Inc. (a)  70,000  455
Sitel Corp. (a)  500,000  4,437
Sotheby's Holdings, Inc. Class A  129,000  2,419
Volt Informations Sciences, Inc. (a)  243,400  16,795
  63,026
TOTAL SERVICES   65,075
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - 21.2%
COMMUNICATIONS EQUIPMENT - 1.0%
Aiphone Co. Ltd.   100,000 $ 1,071
Intermedia Communications, Inc. (a)  120,600  5,472
Jabil Circuit, Inc. (a)  50,000  2,269
Matsushita Communication Industrial Co. Ltd. (a)  350,000  12,355
  21,167
COMPUTER SERVICES & SOFTWARE - 11.5%
BancTec, Inc. (a)  508,100  11,623
CUC International, Inc. (a)  1,170,000  34,515
Documentum, Inc. (a)(c)   742,500  22,182
Electronic Data Systems Corp.   2,386,100  92,312
4Front Software International, Inc. (a)(c)  615,900  6,120
IDT Corp. (a)  200,000  3,600
Inacom Corp. (a)  400,000  12,325
IntelliCorp Inc. (a)  325,000  1,300
Microsoft Corp. (a)  220,800  28,704
MicroAge, Inc. (a)  554,500  12,199
Platinum Technology, Inc. (a)  100,000  2,425
Structural Dynamics Research Corp. (a)  100,000  1,912
Sybase, Inc. (a)  100,000  1,631
Symantec Corp. (a)  300,000  6,563
Synopsys, Inc.   100,000  3,888
Xionics Document Technologies, Inc. (a)  104,300  1,591
  242,890
COMPUTERS & OFFICE EQUIPMENT - 5.2%
Compaq Computer Corp. (a)  722,000  46,027
Evans & Sutherland Computer Corp. (a)  100,000  3,000
Hutchinson Technology, Inc. (a)  614,600  16,210
Ingram Micro, Inc. Class A  73,800  2,200
Psion PLC  42,600  321
Quantum Corp. (a)  806,000  25,490
SCI Systems, Inc. (a)  120,200  5,289
Seagate Technology (a)  200,000  5,425
Western Digital Corp. (a)  200,000  5,988
  109,950
ELECTRONIC INSTRUMENTS - 2.1%
Applied Materials, Inc.   15,500  517
GenRad, Inc. (a)  70,600  2,083
KLA-Tencor Corp. (a)  55,600  2,443
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
ELECTRONIC INSTRUMENTS - CONTINUED
Quad Systems Corp. (a)  100,000 $ 700
SBS Technologies, Inc. (a)  20,000  580
Silicon Valley Group, Inc. (a)  900,000  25,875
Thermo Electron Corp. (a)  100,000  3,731
Thermoquest Corp. (a)  200,000  3,575
Yamaichi Electric Manufacturing Co. Ltd.   200,000  3,904
  43,408
ELECTRONICS - 1.4%
C.P. Clare Corp. (a)  60,000  1,012
Etec Systems, Inc. (a)  150,000  6,694
Minebea Co. Ltd.   329,000  3,279
Solectron Corp. (a)  174,600  6,853
TDK Corp.   150,000  12,434
  30,272
TOTAL TECHNOLOGY   447,687
TRANSPORTATION - 2.6%
AIR TRANSPORTATION - 2.2%
America West Holding Corp. Class B (a)  509,000  7,540
AMR Corp. (a)  294,100  34,244
Deutsche Lufthansa AG (Reg.) (d)  100,000  1,788
Transat AT, Inc. (a)  314,700  2,704
  46,276
SHIPPING - 0.4%
Trico Marine Services, Inc. (a)  200,000  7,350
TOTAL TRANSPORTATION   53,626
UTILITIES - 2.1%
CELLULAR - 0.1%
Commnet Cellular, Inc. (a)  77,000  2,666
ELECTRIC UTILITY - 0.5%
Niagara Mohawk Power Corp. (a)  1,004,300  9,729
TELEPHONE SERVICES - 1.5%
Cable & Wireless Communications PLC  500,000  1,830
France Telecom SA  8,300  314
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
MCI Communications Corp.   600,000 $ 21,300
Metromedia Fiber Network, Inc. Class A  2,700  65
Sprint Corp.   100,000  5,200
USLD Communications Corp. (a)  100,000  1,981
  30,690
TOTAL UTILITIES   43,085
TOTAL COMMON STOCKS
(Cost $1,757,482)   1,978,426
PREFERRED STOCKS - 0.1%
CONVERTIBLE PREFERRED STOCKS - 0.1%
RETAIL & WHOLESALE - 0.1%
APPAREL STORES - 0.1%
TJX Companies, Inc., Series E, $7.00   6,000  1,950
NONCONVERTIBLE PREFERRED STOCKS - 0.0%
BASIC INDUSTRIES - 0.0%
METALS & MINING - 0.0%
Freeport-McMoran Copper & Gold, Inc.
depositary shares representing 0.025
shares silver denomination pfd.  9,100  167
TOTAL PREFERRED STOCKS
(Cost $1,183)   2,117
CORPORATE BONDS - 0.6%
 MOODY'S RATINGS  PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
CONVERTIBLE BONDS - 0.3%
SERVICES - 0.3%
Premiere Technologies, Inc.
5 3/4%, 7/1/04 (d)  - $ 5,000,000 $ 5,950
NONCONVERTIBLE BONDS - 0.3%
FINANCE - 0.3%
CREDIT & OTHER FINANCE - 0.3%
Cityscape Financial Corp.
12 3/4%, 6/1/04  B2  9,000,000  6,120
TOTAL CORPORATE BONDS
(Cost $12,543)   12,070
CASH EQUIVALENTS - 5.5%
 MATURITY
 AMOUNT (000S)
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.60%, dated
10/31/97 due 11/3/97   $ 2,343  2,342
 SHARES
Taxable Central Cash Fund (b)    114,699,065  114,699
TOTAL CASH EQUIVALENTS
(Cost $117,041)   117,041
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $1,888,249)  $ 2,109,654
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.64%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Affiliated company (see Note 8 of Notes to Financial Statements).
4. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $10,077,000 or 0.5% of net assets.
INCOME TAX INFORMATION
At October 31, 1997, the aggregate cost of investment securities for income tax purposes was $1,889,922,000. Net unrealized appreciation aggregated $219,732,000, of which $307,979,000 related to appreciated investment securities and $88,247,000 related to depreciated investment securities.
The fund hereby designates approximately $58,309,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) OCTOBER 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                      $ 2,109,654
AGREEMENTS OF $2,342) (COST $1,888,249) -
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                                2,801

RECEIVABLE FOR FUND SHARES SOLD                                                5,586

DIVIDENDS RECEIVABLE                                                           710

INTEREST RECEIVABLE                                                            981

OTHER RECEIVABLES                                                              2

 TOTAL ASSETS                                                                  2,119,734

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                  $ 19,136

PAYABLE FOR FUND SHARES REDEEMED                                    3,727

ACCRUED MANAGEMENT FEE                                              763

OTHER PAYABLES AND ACCRUED EXPENSES                                 3,147

COLLATERAL ON SECURITIES LOANED, AT VALUE                           43,541

 TOTAL LIABILITIES                                                             70,314

NET ASSETS                                                                    $ 2,049,420

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                               $ 1,498,591

UNDISTRIBUTED NET INVESTMENT INCOME                                            8,127

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                             321,297
ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                      221,405
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS, FOR 94,632 SHARES OUTSTANDING                                     $ 2,049,420

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE                           $21.66
PER SHARE ($2,049,420 (DIVIDED BY) 94,632 SHARES)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  YEAR ENDED OCTOBER 31, 1997

INVESTMENT INCOME                                                         $ 14,688
DIVIDENDS (INCLUDING $147 RECEIVED FROM AFFILIATED ISSUERS)

INTEREST (INCLUDING INCOME ON SECURITIES LOANED OF $579)                   4,487

 TOTAL INCOME                                                              19,175

EXPENSES

MANAGEMENT FEE                                                 $ 10,595
BASIC FEE

 PERFORMANCE ADJUSTMENT                                         (3,389)

TRANSFER AGENT FEES                                             4,092

ACCOUNTING AND SECURITY LENDING FEES                            699

NON-INTERESTED TRUSTEES' COMPENSATION                           13

CUSTODIAN FEES AND EXPENSES                                     128

REGISTRATION FEES                                               57

AUDIT                                                           56

LEGAL                                                           10

INTEREST                                                        3

MISCELLANEOUS                                                   15

 TOTAL EXPENSES BEFORE REDUCTIONS                               12,279

 EXPENSE REDUCTIONS                                             (641)      11,638

NET INVESTMENT INCOME                                                      7,537

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES (INCLUDING REALIZED GAIN (LOSS) OF       323,054
$(8,380) ON SALES OF INVESTMENTS IN AFFILIATED ISSUERS)

 FOREIGN CURRENCY TRANSACTIONS                                  (5)        323,049

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                          112,429

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                   4          112,433

NET GAIN (LOSS)                                                            435,482

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                           $ 443,019
 FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      YEAR ENDED    YEAR ENDED
                                                          OCTOBER 31,   OCTOBER 31,
                                                          1997          1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 7,537       $ 20,485
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                  323,049       166,201

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)      112,433       (3,768)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           443,019       182,918
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                              (10,261)      (37,024)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                    (131,673)     (92,563)

 TOTAL DISTRIBUTIONS                                       (141,934)     (129,587)

SHARE TRANSACTIONS                                         754,230       483,167
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                             138,936       127,052

 COST OF SHARES REDEEMED                                   (734,679)     (733,699)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           158,487       (123,480)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  459,572       (70,149)

NET ASSETS

 BEGINNING OF PERIOD                                       1,589,848     1,659,997

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT    $ 2,049,420   $ 1,589,848
INCOME OF $8,127 AND $11,097, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                      34,789        27,494

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                   7,957         7,589

 REDEEMED                                                  (35,135)      (41,809)

 NET INCREASE (DECREASE)                                   7,611         (6,726)


FINANCIAL HIGHLIGHTS
      YEARS ENDED OCTOBER 31,

      1997                      1996   1995   1994 D   1993


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING           $ 18.27   $ 17.71    $ 17.00   $ 17.34   $ 13.72
OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME                .08 C     .15        .36       .17       .14

 NET REALIZED AND UNREALIZED          4.97      1.81       1.98      1.00      4.30
 GAIN (LOSS)

 TOTAL FROM INVESTMENT OPERATIONS     5.05      1.96       2.34      1.17      4.44



LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME           (.12)     (.40)      (.17)     (.10)     (.18)

 FROM NET REALIZED GAIN               (1.54)    (1.00)     (1.46)    (1.41)    (.64)

 TOTAL DISTRIBUTIONS                  (1.66)    (1.40)     (1.63)    (1.51)    (.82)

NET ASSET VALUE, END OF PERIOD       $ 21.66   $ 18.27    $ 17.71   $ 17.00   $ 17.34

TOTAL RETURN A, B                     29.83%    11.79%     15.42%    6.97%     34.12%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD            $ 2,049   $ 1,590    $ 1,660   $ 1,669   $ 1,291
(IN MILLIONS)

RATIO OF EXPENSES TO AVERAGE          .69%      .87%       1.09%     1.19%     .87%
NET ASSETS

RATIO OF EXPENSES TO AVERAGE NET      .66%      .80%       1.06%     1.17%     .86%
ASSETS AFTER EXPENSE REDUCTIONS      E         E          E         E         E

RATIO OF NET INVESTMENT INCOME        .43%      1.24%      2.31%     1.22%     .93%
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE               176%      205%       87%       124%      120%

AVERAGE COMMISSION RATE F            $ .0432   $ .0037


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).
B TOTAL RETURNS DO NOT INCLUDE THE FORMER ONE TIME SALES CHARGE.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1997


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Capital Appreciation Fund (the fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
2. OPERATING POLICIES - CONTINUED
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $3,056,859,000 and $2,999,755,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annual rate of .41% of average net assets after the performance adjustment.
SALES LOAD. Fidelity Distributors Corporation (FDC), an affiliate of FMR, is the general distributor of the fund. For the period October 12, 1990 to December 27, 1996, FDC was paid a 3% sales charge on sales of shares of the fund. Effective December 30, 1996 the fund's 3% sales charge was eliminated. Prior to October 12, 1990, FDC was paid a 2% sales charge and a 1% deferred sales charge. Shares purchased before October 12, 1990 are subject to a
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
1% deferred sales charge upon redemption. For the period, FDC received sales charges and deferred sales charges of $69,000 and $323,000, respectively, on sales of shares of the fund.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .23% of average net assets.
ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $830,000 for the period.
5. SECURITY LENDING.
The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At period end, the value of the securities loaned and the value of collateral amounted to $41,428,000 and $43,541,000, respectively.
6. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balance during the period for which the loan was outstanding amounted to $20,374,000. The weighted average interest rate was 5.87%.
7. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $599,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $9,000 and $33,000, respectively, under these arrangements.
8. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
DOLLAR AMOUNTS IN THOUSANDS       PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
AccelGraphics, Inc.  $ 1,033 $ - $ - $ -
Arctic Cat, Inc.   1,247  -  130  13,924
Collaborative Clinical Research, Inc.   -  489  -  -
Cooper Companies, Inc.   -  473  -  -
Documentum, Inc.   395  -  -  22,182
Donnkenny, Inc.   152  9,379  -  -
4Front Software International, Inc.   681  -  -  6,120
Major Realty Corp.   -  -  -  765
Mercer International, Inc. (SBI)   -  -  17  9,325
Mondavi (Robert) Corp. Class A   10,960  -  -  35,061
Playboy Enterprises, Inc. Class B   3,894  -  -  24,321
Scheid Vineyards, Inc. Class A   -  -  -  1,313
Security First Network Bank   -  4,421  -  -
Seda Specialty Packaging Corp.   -  1,797  -  -
Supreme International Corp.   -  -  -  4,001
US Franchise Systems, Inc. Class A   -  -  -  -
TOTALS  $ 18,362 $ 16,559 $ 147 $ 117,012
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Capital Trust and the Shareholders of Fidelity Capital Appreciation Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Capital Trust: Fidelity Capital Appreciation Fund, including the schedule of portfolio investments, as of October 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Capital Trust: Fidelity Capital Appreciation Fund as of October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
/s/ COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
December 12, 1997
DISTRIBUTIONS


The Board of Trustees of Fidelity Capital Appreciation Fund voted to pay on December 8, 1997, to shareholders of record at the opening of business on December 5, 1997, a distribution of $2.85 per share derived from capital gains realized from sales of portfolio securities and a dividend of $.08 per share from net investment income.
A total of 31% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.
The fund will notify shareholders in January 1998 of these percentages for use in preparing 1997 income tax returns.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

  To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
4001 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI





INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
William J. Hayes, Vice President
Abigail Johnson, Vice President
Harry W. Lange, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH FUNDS
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund
Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Export Fund
Fidelity Fifty
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
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(2_FIDELITY_LOGOS)FIDELITY

DISCIPLINED EQUITY
FUND
ANNUAL REPORT
OCTOBER 31, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                6    THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       9    A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS              10   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     21   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    25   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    29   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            30

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY. PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October, the Standard & Poor's 500 Index remained up more than 25% year-to-date, twice its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post moderate returns through the first 10 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997          PAST 1   PAST 5    LIFE OF
                                        YEAR     YEARS     FUND

FIDELITY DISCIPLINED EQUITY             30.66%   131.96%   361.74%

S&P 500 (REGISTERED TRADEMARK)          32.11%   147.49%   324.75%

GROWTH FUNDS AVERAGE                    27.28%   125.25%   N/A

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on December 28, 1988. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 799 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997    PAST 1   PAST 5   LIFE OF
                                  YEAR     YEARS    FUND

FIDELITY DISCIPLINED EQUITY       30.66%   18.33%   18.88%

S&P 500                           32.11%   19.87%   17.76%

GROWTH FUNDS AVERAGE              27.28%   17.28%   N/A

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971031 19971118 145018 S00000000000001
             Disciplined Equity          S&P 500
             00315                       SP001
  1988/12/28      10000.00                    10000.00
  1988/12/31      10110.00                    10035.74
  1989/01/31      10980.00                    10770.35
  1989/02/28      10970.00                    10502.17
  1989/03/31      11330.00                    10746.87
  1989/04/30      11920.00                    11304.64
  1989/05/31      12360.00                    11762.47
  1989/06/30      12150.00                    11695.43
  1989/07/31      13130.00                    12751.52
  1989/08/31      13610.00                    13001.45
  1989/09/30      13680.00                    12948.15
  1989/10/31      13250.00                    12647.75
  1989/11/30      13440.00                    12905.76
  1989/12/31      13784.10                    13215.50
  1990/01/31      12825.74                    12328.74
  1990/02/28      13131.60                    12487.78
  1990/03/31      13661.76                    12818.71
  1990/04/30      13274.34                    12498.24
  1990/05/31      14497.78                    13716.82
  1990/06/30      14650.71                    13623.55
  1990/07/31      14599.73                    13579.95
  1990/08/31      13182.58                    12352.32
  1990/09/30      12428.12                    11750.77
  1990/10/31      12254.80                    11700.24
  1990/11/30      13233.55                    12456.07
  1990/12/31      13676.69                    12803.60
  1991/01/31      14479.98                    13361.83
  1991/02/28      15637.96                    14317.20
  1991/03/31      16013.52                    14663.68
  1991/04/30      16159.57                    14698.87
  1991/05/31      16785.50                    15333.87
  1991/06/30      15909.20                    14631.57
  1991/07/31      16702.05                    15313.41
  1991/08/31      17098.47                    15676.33
  1991/09/30      17035.88                    15414.54
  1991/10/31      17463.60                    15621.09
  1991/11/30      16806.37                    14991.56
  1991/12/31      18603.46                    16706.60
  1992/01/31      18983.82                    16395.86
  1992/02/29      19444.88                    16609.00
  1992/03/31      19202.82                    16285.13
  1992/04/30      19444.88                    16763.91
  1992/05/31      19479.46                    16846.05
  1992/06/30      19283.51                    16595.05
  1992/07/31      20205.61                    17273.78
  1992/08/31      19721.51                    16919.67
  1992/09/30      19848.30                    17119.32
  1992/10/31      19905.93                    17179.24
  1992/11/30      20620.56                    17765.05
  1992/12/31      21063.98                    17983.56
  1993/01/31      21471.19                    18134.62
  1993/02/28      21335.45                    18381.26
  1993/03/31      21989.46                    18769.10
  1993/04/30      21261.41                    18314.89
  1993/05/31      21915.42                    18805.73
  1993/06/30      22310.29                    18860.26
  1993/07/31      22199.24                    18784.82
  1993/08/31      23211.10                    19496.77
  1993/09/30      23939.14                    19346.64
  1993/10/31      24037.86                    19747.12
  1993/11/30      23297.48                    19559.52
  1993/12/31      23999.42                    19796.19
  1994/01/31      25174.30                    20469.26
  1994/02/28      24870.68                    19914.54
  1994/03/31      23629.79                    19046.27
  1994/04/30      24329.44                    19290.06
  1994/05/31      24184.23                    19606.42
  1994/06/30      23497.78                    19126.06
  1994/07/31      24078.62                    19753.40
  1994/08/31      25306.31                    20563.29
  1994/09/30      24580.26                    20059.48
  1994/10/31      25002.69                    20510.82
  1994/11/30      24250.23                    19763.82
  1994/12/31      24721.07                    20056.92
  1995/01/31      24335.23                    20576.99
  1995/02/28      25534.08                    21378.88
  1995/03/31      26167.95                    22009.77
  1995/04/30      26843.16                    22657.96
  1995/05/31      27669.96                    23563.59
  1995/06/30      28910.14                    24110.98
  1995/07/31      30660.18                    24910.50
  1995/08/31      30770.42                    24973.02
  1995/09/30      32024.39                    26026.88
  1995/10/31      31748.79                    25933.97
  1995/11/30      32217.31                    27072.47
  1995/12/31      31892.82                    27593.88
  1996/01/31      32449.09                    28533.18
  1996/02/29      32804.48                    28797.68
  1996/03/31      32959.00                    29075.00
  1996/04/30      33623.44                    29503.57
  1996/05/31      34504.20                    30264.47
  1996/06/30      34009.73                    30379.77
  1996/07/31      32109.14                    29037.60
  1996/08/31      32758.13                    29650.00
  1996/09/30      34318.77                    31318.70
  1996/10/31      35338.60                    32182.47
  1996/11/30      37331.90                    34615.14
  1996/12/31      36712.62                    33929.42
  1997/01/31      38828.09                    36049.33
  1997/02/28      38478.29                    36331.95
  1997/03/31      37162.37                    34839.07
  1997/04/30      38528.26                    36918.97
  1997/05/31      40993.54                    39166.59
  1997/06/30      42825.84                    40921.26
  1997/07/31      46940.18                    44177.36
  1997/08/31      44691.45                    41702.55
  1997/09/30      47839.67                    43986.59
  1997/10/31      46173.95                    42517.44
IMATRL PRASUN   SHR__CHT 19971031 19971118 145020 R00000000000110
$10,000 OVER LIFE OF FUND Let's say hypothetically that $10,000 was invested in Fidelity Disciplined Equity Fund on December 28, 1988, when the fund started. As the chart shows, by October 31, 1997, the value of the investment would have grown to $46,174 - a 361.74% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $42,475 - a 324.75% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose money.
But if you can ride out the
market's ups and downs, you
may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
If the U.S. stock market is one of
multiple personalities - and most
would agree that it is - then the
12-month period that ended
October 31, 1997 was a fitting
showcase. Overall, the market
turned in a strong performance.
The Standard & Poor's 500 Index
- a broad gauge of the U.S. stock
market - returned 32.11% in that
time, well ahead of its long-term
annual average of approximately
11%. Favorable economic
conditions and healthy corporate
earnings sent stock prices soaring,
particularly those of large,
well-known companies. The market
paused briefly to collect its breath
in March - when the Federal
Reserve Board expressed its
concern about an overheating
economy by raising a key
short-term interest rate - but kept
rolling through July. The latter
months of the period, however, told
a different story. Inflation fears, a
weakened dollar and sluggish
corporate earnings knocked many
large-company stocks from their
perch, and stocks of smaller
companies began to perform well.
But while market followers saw this
"broadening" as a positive trend,
events began to unfold overseas
that would show still another side
of the market - and an extremely
volatile one. Currency and
economic problems in Southeast
Asia during the last week of
October sent the world's capital
markets running for cover. The
Dow Jones Industrial Average
tumbled 554 points in one day -
the biggest one-day point drop in
its history - then snapped back
the next, reclaiming almost 337
points.
An interview with Bradford Lewis, Portfolio Manager of Fidelity Disciplined Equity Fund
Q. HOW DID THE FUND PERFORM, BRAD?
A. For the 12 months that ended October 31, 1997, the fund returned 30.66%. During the same time period, the growth funds average returned 27.28%, according to Lipper Analytical Services, and the Standard & Poor's 500 Index returned 32.11%.
Q. WHY DID THE FUND OUTPERFORM ITS PEER GROUP DURING THE PERIOD?
A. The stock market's breadth has become more normalized, which helped the fund. To explain, large-capitalization stocks markedly outperformed all other stocks during the three years that ended March 1997. However, over the past six months, small- and mid-cap stocks have caught up and, in some cases, even surpassed large-cap stocks. Since I invest many of the fund's assets in the small- and mid-cap range, the fund thrived during the past six months. In addition, the fund's quantitative models were successful in highlighting opportunities in certain industries and among individual holdings.
Q. WHICH INDIVIDUAL HOLDINGS HELPED PERFORMANCE?
A. Compaq Computer was the biggest contributor to performance. Compaq's third-quarter 1997 revenues rose 31%, a considerable jump for a company with a market capitalization of $48 billion. On top of that, analysts' earnings estimates have been going up all year. Compaq also improved its business model by introducing direct selling of personal computers, or PCs, to the public. Another strong performer was Bristol-Myers Squibb, which benefited from substantial sales and earnings growth.
Q. FINANCE CONTINUED TO BE THE LARGEST SECTOR IN THE FUND. WHY?
A. Because I kept my industry weightings relatively close to the Standard & Poor's 500 Index, and finance was the biggest sector in the index at the end of the period. The fund was a little bit overweighted in finance stocks because many of my quantitative models turned me away from investing in technology stocks. Finance stocks had reasonably good earnings growth and the interest-rate environment was fairly benign, which helped these shares perform well during the period.
Q. WHY DID YOUR MODELING TURN YOU AWAY FROM TECHNOLOGY STOCKS?
A. The dollar has been very strong relative to currencies in Southeast Asia, which hurts technology companies that export a lot of their products. For this reason, the fund has been a few percentage points underweighted in technology stocks relative to the index over the past six months. Technology stocks performed well through much of the period, but were battered during the last three weeks in October when the Southeast Asian markets crumbled. At that point, the fund's underweighted position in the technology sector really started to pay off.
Q. WERE THERE ANY DISAPPOINTMENTS DURING THE PERIOD?
A. Overall, the fund didn't experience any big disappointments. One factor that may have restrained performance during the period was a tax code, called the "short three test," which I explain in detail in the call-out box at the end of this interview. The code was repealed, effective for this fund on November 1.
Q. WHAT'S YOUR OUTLOOK?
A. I expect volatility in the markets to continue for a while. I don't think we've seen the last of the ripple effects from the currency problems in Southeast Asia. In addition, I think the U.S. economy will slow to a point where we'll see the stock market generating a compounded annual return of 9% to 10%. Investors have been somewhat spoiled with the 25% to 30% compounded annual returns that we've seen in the past three or four years. I think it's unlikely that those considerable gains will continue in the next six months. THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S
VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER
CONDITIONS.

HARRY LANGE ON THE
IMPORTANCE OF "PRICING
POWER":
"An important factor in any
investment I consider is whether
a company has the ability to set its
own pricing structure. Many times,
a company's ability to do so depends
on the industry in which it operates.
The world has plenty of capacity
for most commodity products -
from TV sets to chemicals - and
price increases can be difficult to
implement. But there are other
groups that do offer pricing room.
"One current example is media
stocks. There's not enough air time
to satisfy potential advertisers, and
the big market-share companies
such as Westinghouse and Viacom
- both positions in the fund during
the period - have taken advantage
of this demand to raise their rates.
California winemaker Robert
Mondavi is another example. Wine
has been in high demand for a
number of reasons: Medical
evidence earlier in the year
suggested that drinking a glass of
wine per day would be healthy,
wine collecting has become
fashionable and there has been a
shortage of grapes. While most
competitors in these industries
can also raise prices, these
particular stocks have shown
promise.
"If a company can set its own
prices, its profit margins should
benefit as a result. Price increases
fall right to the bottom line."
FUND FACTS
GOAL: to increase the value of
the fund's shares by investing
mainly in common stocks
FUND NUMBER: 307
TRADING SYMBOL: FDCAX
START DATE: November 26, 1986
SIZE: as of October 31, 1997,
more than $2.0 billion
MANAGER: Harry Lange, since
1996; manager, Fidelity Select
Computers Portfolio, 1992-
1996; Fidelity Select
Technology Portfolio,
1993-1996; Fidelity Select
Electronics Portfolio,
1993-1995; research
director, Fidelity Investments
Far East, 1988-1992; joined
Fidelity in 1987
(checkmark)
INVESTMENT CHANGES


TOP TEN STOCKS AS OF OCTOBER 31, 1997

                                        % OF FUND'S    % OF FUND'S INVESTMENTS
                                        INVESTMENTS    IN THESE STOCKS
                                                       6 MONTHS AGO

GENERAL ELECTRIC CO.                    4.2            3.4

PROCTER & GAMBLE CO.                    2.7            2.8

BRISTOL-MYERS SQUIBB CO.                2.6            2.8

COMPAQ COMPUTER CORP.                   2.4            1.9

SCHERING-PLOUGH CORP.                   2.3            1.0

INTERNATIONAL BUSINESS MACHINES CORP.   2.1            0.0

BANKAMERICA  CORP.                      1.8            2.2

PEPSICO., INC.                          1.8            0.0

CHEVRON CORP.                           1.8            1.1

TRAVELERS GROUP, INC. (THE)             1.8            2.8

TOP FIVE MARKET SECTORS AS OF OCTOBER 31, 1997
             % OF FUND'S    % OF FUND'S INVESTMENTS
             INVESTMENTS    IN THESE MARKET SECTORS
                            6 MONTHS AGO

FINANCE      18.5           19.6

TECHNOLOGY   11.1           12.0

ENERGY       9.2            8.2

UTILITIES    8.9            8.8

HEALTH       8.7            7.6

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF OCTOBER 31,1997 * AS OF APRIL 30, 1997 **
ROW: 1, COL: 1, VALUE: 97.7
ROW: 1, COL: 2, VALUE: 2.3
STOCKS 89.6%
SHORT-TERM
INVESTMENTS 10.4%
FOREIGN
INVESTMENTS 0.4%
STOCKS 97.7%
SHORT-TERM
INVESTMENTS 2.3%
FOREIGN
INVESTMENTS 0.6%
ROW: 1, COL: 1, VALUE: 89.59999999999999
ROW: 1, COL: 2, VALUE: 10.4
*
**
INVESTMENTS OCTOBER 31, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 97.7%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 1.9%
Advanced Aerodynamics & Structures, Inc. Class A (a)  150,000 $ 703
Textron, Inc.   316,000  18,269
United Technologies Corp.   367,600  25,732
  44,704
BASIC INDUSTRIES - 5.9%
CHEMICALS & PLASTICS - 2.9%
Air Products & Chemicals, Inc.   40,000  3,040
Dow Chemical Co.   200,000  18,150
du Pont (E.I.) de Nemours & Co.   536,000  30,485
Hanna (M.A.) Co.   59,000  1,519
International Specialty Products, Inc. (a)  60,000  896
Lubrizol Corp.   50,000  1,925
Lyondell Petrochemical Co.   50,000  1,281
Millennium Chemicals, Inc.   197,000  4,630
Potash Corp. of Saskatchewan  26,215  2,141
Rohm & Haas Co.   50,000  4,166
  68,233
IRON & STEEL - 0.3%
Bethlehem Steel Corp. (a)  125,000  1,250
USX-U.S. Steel Group  154,000  5,236
  6,486
METALS & MINING - 0.8%
Martin Marietta Materials, Inc.   114,000  3,976
Phelps Dodge Corp.   175,000  13,016
Superior Telecom, Inc. (a)  57,600  1,974
  18,966
PACKAGING & CONTAINERS - 0.1%
Owens-Illinois, Inc. (a)  88,000  3,036
PAPER & FOREST PRODUCTS - 1.8%
Bowater, Inc.   117,000  4,892
Fort James Corp.   356,125  14,134
Georgia-Pacific Corp.   199,000  16,877
Union Camp Corp.   133,000  7,207
  43,110
TOTAL BASIC INDUSTRIES   139,831
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - 1.8%
BUILDING MATERIALS - 1.1%
Coltec Industries, Inc. (a)  165,000 $ 3,300
Crane Co.  56,000  2,328
Masco Corp.   302,000  13,250
USG Corp. (a)  125,000  5,898
  24,776
CONSTRUCTION - 0.2%
Centex Corp.   83,000  4,856
REAL ESTATE INVESTMENT TRUSTS - 0.5%
Capstead Mortgage Corp.   131,093  3,294
Crescent Real Estate Equities, Inc.   125,000  4,500
Security Capital Industrial Trust, Inc.  15,000  368
Starwood Lodging Trust combined certificate (SBI)   75,000  4,486
  12,648
TOTAL CONSTRUCTION & REAL ESTATE   42,280
DURABLES - 4.1%
AUTOS, TIRES, & ACCESSORIES - 2.8%
Borg-Warner Automotive, Inc.   37,000  2,017
Danaher Corp.   32,000  1,754
Eaton Corp.   77,000  7,440
Ford Motor Co.   654,000  28,571
General Motors Corp.   398,400  25,572
  65,354
CONSUMER ELECTRONICS - 0.2%
Maytag Co.   141,000  4,706
HOME FURNISHINGS - 0.2%
Miller (Herman), Inc.   114,000  5,572
TEXTILES & APPAREL - 0.9%
Intimate Brands, Inc. Class A  54,500  1,165
Liz Claiborne, Inc.   51,000  2,585
VF Corp.   194,000  17,339
  21,089
TOTAL DURABLES   96,721
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - 9.2%
ENERGY SERVICES - 3.1%
BJ Services Co. (a)  100,000 $ 8,475
ENSCO International, Inc.   310,000  13,039
Global Marine, Inc. (a)  636,000  19,796
Helmerich & Payne, Inc.   71,000  5,729
Rowan Companies, Inc. (a)  469,000  18,232
Tidewater, Inc.   50,000  3,284
Weatherford Enterra, Inc. (a)  72,400  3,697
  72,252
OIL & GAS - 6.1%
Ashland, Inc.   141,000  6,724
Camco International, Inc.   70,000  5,058
Chevron Corp.   500,000  41,469
Coastal Corp. (The)  60,000  3,608
Cooper Cameron Corp. (a)  196,000  14,161
Exxon Corp.   565,000  34,711
Pennzoil Co.   148,000  10,952
Sun Co., Inc.   100,000  4,006
USX-Marathon Group   673,000  24,060
  144,749
TOTAL ENERGY   217,001
FINANCE - 18.5%
BANKS - 5.6%
AmSouth Bancorporation  255,000  12,256
BankAmerica Corp.   606,000  43,329
Barnett Banks, Inc.   50,000  3,450
Comerica, Inc.   207,000  16,366
Cullen Frost Bankers, Inc.   32,000  1,616
First American Corp.  69,103  3,282
Mercantile Bankshares Corp.  94,500  3,367
North Fork Bancorp., Inc.   50,000  1,472
Northern Trust Corp.   75,600  4,423
Republic New York Corp.   255,000  26,982
State Street Corp.   226,000  12,600
UnionBanCal Corp.   23,500  2,150
  131,293
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - 1.1%
Finova Group, Inc.   177,000 $ 7,778
First of America Bank Corp.   99,000  5,519
Green Tree Financial Corp.   125,300  5,278
Greenpoint Financial Corp.   105,000  6,759
  25,334
FEDERAL SPONSORED CREDIT - 1.0%
SLM Holding Corp.   174,200  24,453
INSURANCE - 8.1%
Aegon NV (Reg.)  43,441  3,454
Allstate Corp.   250,000  20,734
AMBAC, Inc.   130,000  5,493
American International Group, Inc.  150,000  15,309
CMAC Investments  18,000  984
Conseco, Inc.   216,000  9,423
Everest Reinsurance Holdings, Inc.   139,000  5,230
Fremont General Corp.   40,000  1,865
Hartford Financial Services Group, Inc.   349,000  28,269
MGIC Investment Corp.   344,000  20,748
Mercury General Corp.   82,000  3,480
NAC Re Corp.   39,000  1,736
Old Republic International Corp.  245,000  8,759
Reliastar Financial Corp.   308  12
SunAmerica, Inc.   334,500  12,021
Torchmark Corp.   177,200  7,066
Transatlantic Holdings, Inc.   40,500  2,802
Travelers Property Casualty Corp. Class A  80,000  2,890
Travelers Group, Inc. (The)  591,000  41,368
  191,643
SAVINGS & LOANS - 1.2%
Ahmanson (H.F.) & Co.   452,000  26,668
Coast Savings Financial, Inc.   36,000  2,113
  28,781
SECURITIES INDUSTRY - 1.5%
Bear Stearns Companies, Inc.   217,000  8,612
Edwards (A.G.), Inc.   183,000  6,005
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
SECURITIES INDUSTRY - CONTINUED
Lehman Brothers Holdings, Inc.   169,000 $ 7,954
Merrill Lynch & Co., Inc.   200,000  13,524
  36,095
TOTAL FINANCE   437,599
HEALTH - 8.7%
DRUGS & PHARMACEUTICALS - 7.2%
Aquila Biopharmaceuticals, Inc. (a)  7,629  33
Bristol-Myers Squibb Co.   706,000  61,951
ICN Pharmaceuticals, Inc.   60,000  2,888
Merck & Co., Inc.   407,000  36,325
Schering-Plough Corp.   988,400  55,412
Warner-Lambert Co.   100,000  14,319
  170,928
MEDICAL EQUIPMENT & SUPPLIES - 0.5%
Dentsply International, Inc.   80,000  2,270
Hillenbrand Industries, Inc.   60,800  2,599
McKesson Corp.   70,000  7,512
Perrigo Co.   24,900  383
  12,764
MEDICAL FACILITIES MANAGEMENT - 1.0%
Beverly Enterprises, Inc. (a)  288,000  4,302
HEALTHSOUTH Corp. (a)  150,000  3,834
Health Care & Retirement Corp.   50,000  1,891
Lincare Holdings, Inc. (a)  121,000  6,489
Universal Health Services, Inc. Class B (a)  44,000  1,939
Wellpoint Health Networks, Inc. (a)  91,000  4,163
  22,618
TOTAL HEALTH   206,310
INDUSTRIAL MACHINERY & EQUIPMENT - 6.9%
ELECTRICAL EQUIPMENT - 4.2%
General Electric Co.   1,521,000  98,200
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - 2.7%
AGCO Corp.   160,700 $ 4,660
Caterpillar, Inc.   495,200  25,378
Deere & Co.   438,000  23,050
Ingersoll-Rand Co.  124,500  4,848
Parker-Hannifin Corp.  75,000  3,136
Timken Co.   60,000  2,010
  63,082
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   161,282
MEDIA & LEISURE - 2.0%
BROADCASTING - 0.0%
Smartalk Teleservices, Inc. (a)  31,700  684
ENTERTAINMENT - 0.4%
Carnival Cruise Lines, Inc. Class A  180,000  8,730
LODGING & GAMING - 0.1%
Gtech Holdings Corp.   88,100  2,841
PUBLISHING - 1.3%
Central Newspapers, Inc. Class A  25,000  1,642
Knight-Ridder, Inc.   24,000  1,254
New York Times Co. (The) Class A  223,000  12,209
Times Mirror Co. Class A  99,000  5,358
Tribune Co.   201,000  11,080
  31,543
RESTAURANTS - 0.2%
CKE Restaurants, Inc.   100  4
Tricon Global Restaurants, Inc. (a)  115,600  3,504
  3,508
TOTAL MEDIA & LEISURE   47,306
NONDURABLES - 8.3%
BEVERAGES - 2.0%
Coors (Adolph) Co. Class B  100,000  3,531
PepsiCo., Inc.   1,156,000  42,556
  46,087
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - CONTINUED
FOODS - 2.6%
Campbell Soup Co.   243,000 $ 12,530
ConAgra, Inc.   710,000  21,387
Dean Foods Co.   130,000  6,151
Interstate Bakeries Corp.  103,700  6,624
Kellogg Co.   200,000  8,613
Quaker Oats Co.   72,000  3,447
Smithfield Foods, Inc. (a)  100,000  2,988
  61,740
HOUSEHOLD PRODUCTS - 3.6%
Colgate-Palmolive Co.   250,000  16,188
Dial Corp.   219,000  3,696
Premark International, Inc.   100,000  2,706
Procter & Gamble Co.   934,000  63,511
  86,101
TOBACCO - 0.1%
Universal Corp.   41,000  1,576
TOTAL NONDURABLES   195,504
RETAIL & WHOLESALE - 5.3%
APPAREL STORES - 0.5%
Ross Stores, Inc.   224,000  8,372
TJX Companies, Inc.   100,000  2,963
  11,335
GENERAL MERCHANDISE STORES - 1.3%
BJ'S Wholesale Club, Inc.   93,000  2,685
Costco Companies, Inc. (a)  164,000  6,314
Federated Department Stores, Inc. (a)  488,000  21,472
  30,471
GROCERY STORES - 1.3%
Safeway, Inc. (a)  532,600  30,957
RETAIL & WHOLESALE, MISCELLANEOUS - 2.2%
Borders Group, Inc. (a)  376,000  9,753
Home Depot, Inc.   291,000  16,187
Tandy Corp.  174,000  5,981
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - CONTINUED
Tiffany & Co., Inc.   95,000 $ 3,753
Toys "R" Us, Inc. (a)  504,000  17,167
  52,841
TOTAL RETAIL & WHOLESALE   125,604
SERVICES - 1.0%
ADVERTISING - 0.5%
Omnicom Group, Inc.   152,000  10,735
LEASING & RENTAL - 0.3%
Ryder Systems, Inc.   190,000  6,650
SERVICES - 0.2%
National Service Industries, Inc.   83,000  3,673
TOTAL SERVICES   21,058
TECHNOLOGY - 11.1%
COMMUNICATIONS EQUIPMENT - 0.4%
Lucent Technologies, Inc.   125,000  10,305
COMPUTER SERVICES & SOFTWARE - 1.3%
DST Systems, Inc. (a)  26,000  918
Microsoft Corp. (a)  150,000  19,500
Sterling Software, Inc.   157,000  5,358
Symantec Corp. (a)  192,000  4,200
  29,976
COMPUTERS & OFFICE EQUIPMENT - 7.8%
Comdisco, Inc.   124,500  3,930
Compaq Computer Corp. (a)  878,775  56,022
Data General Corp. (a)  246,000  4,736
EMC Corp. (a)  200,000  11,200
International Business Machines Corp.  500,000  49,031
Lexmark International Group, Inc.   159,000  4,859
Pitney Bowes, Inc.  161,000  12,769
Quantum Corp. (a)  200,000  6,325
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - CONTINUED
Stratus Computer, Inc. (a)  113,000 $ 3,997
Xerox Corp.   400,300  31,749
  184,618
ELECTRONIC INSTRUMENTS - 0.2%
Tektronix, Inc.   112,500  4,434
ELECTRONICS - 1.4%
Dallas Semiconductor Corp.   63,000  3,079
Galileo Technology Ltd.   900  31
Texas Instruments, Inc.   287,000  30,619
  33,729
TOTAL TECHNOLOGY   263,062
TRANSPORTATION - 4.1%
AIR TRANSPORTATION - 3.1%
AMR Corp. (a)  268,000  31,205
Comair Holdings, Inc.   179,400  6,593
UAL Corp. (a)  250,000  21,906
US Airways Group, Inc. (a)  271,000  12,703
Viad Corp.   44,800  818
  73,225
TRUCKING & FREIGHT - 1.0%
Airborne Freight Corp.   100,000  6,338
CNF Transportation, Inc.   215,000  9,594
Federal Express Corp. (a)  100,000  6,675
  22,607
TOTAL TRANSPORTATION   95,832
UTILITIES - 8.9%
CELLULAR - 0.1%
Century Telephone Enterprises, Inc.   81,000  3,437
ELECTRIC UTILITY - 7.2%
Boston Edison Co.   97,000  3,062
CMS Energy Corp.   158,000  5,767
Central & South West Corp.   459,000  9,897
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
ELECTRIC UTILITY - CONTINUED
DQE, Inc.   219,400 $ 6,788
Edison International  490,000  12,556
Entergy Corp.   691,000  16,886
FPL Group, Inc.   341,000  17,627
GPU, Inc.   345,200  12,492
Houston Industries, Inc.   597,700  13,000
Illinova Corp.   270,300  6,014
IPALCO Enterprises, Inc.   108,000  3,780
Midamerican Energy Holdings Co.   26,700  477
NIPSCO Industries, Inc.   129,000  5,668
New York State Electric & Gas Corp.   132,000  3,523
Niagara Mohawk Power Corp. (a)  318,700  3,087
Ohio Edison Co.   291,000  7,202
PP&L Resources, Inc.   301,000  6,509
Pinnacle West Capital Corp.   128,000  4,456
Public Service Enterprise Group, Inc.   438,000  11,361
Texas Utilities Co.   366,000  13,130
Unicom Corp.   127,000  3,556
Utilicorp United, Inc.   80,000  2,525
  169,363
GAS - 0.3%
Columbia Gas System, Inc. (The)  101,000  7,297
National Fuel Gas Co.   9,200  406
Peoples Energy Corp.   5,800  207
  7,910
TELEPHONE SERVICES - 1.3%
Ameritech Corp.   460,000  29,900
Metromedia Fiber Network, Inc. Class A  3,100  74
  29,974
TOTAL UTILITIES   210,684
TOTAL COMMON STOCKS
(Cost $1,881,466)   2,304,778
CASH EQUIVALENTS - 2.3%
 SHARES VALUE (NOTE 1)
  (000S)
Taxable Central Cash Fund (Cost $54,728) (b)  54,728,246 $ 54,728
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $1,936,194)  $ 2,359,506
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.64%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. INCOME TAX INFORMATION
At October 31, 1997, the aggregate cost of investment securities for income tax purposes was $1,936,598,000. Net unrealized appreciation aggregated $422,908,000, of which $464,805,000 related to appreciated investment securities and $41,897,000 related to depreciated investment securities.
The fund hereby designates approximately $69,070,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) OCTOBER 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $1,936,194) -                       $ 2,359,506
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                               3,427

RECEIVABLE FOR FUND SHARES SOLD                                               5,156

DIVIDENDS RECEIVABLE                                                          2,084

INTEREST RECEIVABLE                                                           747

OTHER RECEIVABLES                                                             633

 TOTAL ASSETS                                                                 2,371,553

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                  $ 7,114

PAYABLE FOR FUND SHARES REDEEMED                                    5,021

ACCRUED MANAGEMENT FEE                                              885

OTHER PAYABLES AND ACCRUED EXPENSES                                 449

 TOTAL LIABILITIES                                                            13,469

NET ASSETS                                                                   $ 2,358,084

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                              $ 1,564,030

UNDISTRIBUTED NET INVESTMENT INCOME                                           24,174

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                         346,568
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                     423,312
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS, FOR 85,054 SHARES OUTSTANDING                                    $ 2,358,084

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                      $27.72
SHARE ($2,358,084 (DIVIDED BY) 85,054 SHARES)



STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS  YEAR ENDED OCTOBER 31, 1997

INVESTMENT INCOME                                                     $ 36,283
DIVIDENDS

INTEREST                                                               6,158

 TOTAL INCOME                                                          42,441

EXPENSES

MANAGEMENT FEE                                             $ 13,235
BASIC FEE

 PERFORMANCE ADJUSTMENT                                     (3,512)

TRANSFER AGENT FEES                                         4,570

ACCOUNTING FEES AND EXPENSES                                794

NON-INTERESTED TRUSTEES' COMPENSATION                       14

CUSTODIAN FEES AND EXPENSES                                 44

AUDIT                                                       66

LEGAL                                                       7

MISCELLANEOUS                                               16

 TOTAL EXPENSES BEFORE REDUCTIONS                           15,234

 EXPENSE REDUCTIONS                                         (1,056)    14,178

NET INVESTMENT INCOME                                                  28,263

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                      340,895

 FUTURES CONTRACTS                                          6,089      346,984

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON                206,458
INVESTMENT SECURITIES

NET GAIN (LOSS)                                                        553,442

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 581,705
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      YEAR ENDED     YEAR ENDED
                                                          OCTOBER 31,    OCTOBER 31,
                                                          1997           1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 28,263       $ 26,387
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                  346,984        179,628

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)      206,458        25,387

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           581,705        231,402
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                              (20,855)       (27,901)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                    (135,102)      (207,412)

 TOTAL DISTRIBUTIONS                                       (155,957)      (235,313)

SHARE TRANSACTIONS                                         746,996        973,116
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                             152,306        227,237

 COST OF SHARES REDEEMED                                   (1,113,454)    (1,137,993)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           (214,152)      62,360
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  211,596        58,449

NET ASSETS

 BEGINNING OF PERIOD                                       2,146,488      2,088,039

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT    $ 2,358,084    $ 2,146,488
INCOME OF $24,174 AND $19,271, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                      29,857         45,067

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                   6,907          10,899

 REDEEMED                                                  (45,559)       (52,752)

 NET INCREASE (DECREASE)                                   (8,795)        3,214


FINANCIAL HIGHLIGHTS
      YEARS ENDED OCTOBER 31,

      1997                      1996   1995   1994 C   1993


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING        $ 22.87   $ 23.04    $ 18.94   $ 19.48    $ 17.27
OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME             .32 B     .26        .30       .21        .19

 NET REALIZED AND UNREALIZED       6.25      2.10       4.57      .50        3.20
 GAIN (LOSS)

 TOTAL FROM INVESTMENT             6.57      2.36       4.87      .71        3.39
 OPERATIONS



LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME        (.23)     (.30)      (.25)     (.21)      (.19)

 FROM NET REALIZED GAIN            (1.49)    (2.23)     (.52)     (1.04)     (.99)

 TOTAL DISTRIBUTIONS               (1.72)    (2.53)     (.77)     (1.25)     (1.18)

NET ASSET VALUE, END OF PERIOD    $ 27.72   $ 22.87    $ 23.04   $ 18.94    $ 19.48

TOTAL RETURN A                     30.66%    11.31%     26.98%    4.01%      20.76%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD         $ 2,358   $ 2,146    $ 2,088   $ 1,082    $ 790
(IN MILLIONS)

RATIO OF EXPENSES TO AVERAGE       .69%      .81%       .96%      1.07%      1.11%
NET ASSETS

RATIO OF EXPENSES TO               .64% D    .75% D     .93% D    1.05% D    1.09% D
AVERAGE NET ASSETS AFTER
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME     1.28%     1.22%      1.81%     1.43%      1.39%
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE            127%      297%       221%      139%       279%

AVERAGE COMMISSION RATE E         $ .0407   $ .0389


G THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
I EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
J FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
K FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1997




9. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Disciplined Equity (the fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts , disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
10. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission(the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account
2. OPERATING POLICIES - CONTINUED
REPURCHASE AGREEMENTS - CONTINUED
of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the
Cash Fund) managed by FMR Texas, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market . Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
11. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $2,650,977,000 and $2,842,023,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $135,149,000 and $141,238,000, respectively.
12. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annual rate of .44% of average net assets after the performance adjustment.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .21% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $391,000 for the period.
13. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $1,004,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $5,000 and $47,000, respectively, under these arrangements. REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Capital Trust and the Shareholders of Fidelity Disciplined Equity Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Capital Trust: Fidelity Disciplined Equity Fund, including the schedule of portfolio investments, as of October 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Capital Trust: Fidelity Disciplined Equity Fund, as of October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended , in conformity with generally accepted accounting principles.
/s/ COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
December 12, 1997
DISTRIBUTIONS


The Board of Trustees of Fidelity Disciplined Equity Fund voted to pay on December 8, 1997, to shareholders of record at the opening of business on December 5, 1997, a distribution of $3.30 per share derived from capital gains realized from sales of portfolio securities and a dividend of $.25 per share from net investment income.
A total of 46% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.
The fund will notify shareholders in January 1998 of the applicable percentage for use in preparing 1997 income tax returns.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

  To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
William J. Hayes, Vice President
Robert A. Lawrence, Vice President
Bradford F. Lewis, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
State Street Bank and Trust Company
North Quincy, MA
FIDELITY'S GROWTH FUNDS
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund
Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Export and Multinational Fund
Fidelity Fifty
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(registered trademark) Fund
OTC Portfolio
Retirement Growth Fund
Small Cap Stock Fund
Stock Selector
TechnoQuant Growth Fund
SM
Trend Fund
Value Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)FIDELITY

STOCK SELECTOR

ANNUAL REPORT
OCTOBER 31, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                6    THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       9    A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS              10   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     22   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    26   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    30   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            31


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October, the Standard & Poor's 500 Index remained up more than 25% year-to-date, twice its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post moderate returns through the first 10 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997          PAST 1   PAST 5    LIFE OF
                                        YEAR     YEARS     FUND

FIDELITY STOCK SELECTOR                 28.20%   143.44%   325.06%

S&P 500 (REGISTERED TRADEMARK)          32.11%   147.49%   261.83%

GROWTH FUNDS AVERAGE                    27.28%   125.25%   N/A

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on September 28, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 799 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997    PAST 1   PAST 5   LIFE OF
                                  YEAR     YEARS    FUND

FIDELITY STOCK SELECTOR           28.20%   19.48%   22.67%

S&P 500                           32.11%   19.87%   19.91%

GROWTH FUNDS AVERAGE              27.28%   17.28%   N/A

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971031 19971202 081355 S00000000000001
             Stock Selector              S&P 500
             00320                       SP001
  1990/09/28      10000.00                    10000.00
  1990/10/31       9800.00                     9957.00
  1990/11/30      10660.00                    10600.22
  1990/12/31      11150.69                    10895.97
  1991/01/31      12313.89                    11371.03
  1991/02/28      13376.82                    12184.06
  1991/03/31      13948.39                    12478.92
  1991/04/30      14179.02                    12508.87
  1991/05/31      14800.74                    13049.25
  1991/06/30      13988.50                    12451.59
  1991/07/31      14640.29                    13031.84
  1991/08/31      14921.07                    13340.69
  1991/09/30      14870.93                    13117.90
  1991/10/31      15231.92                    13293.68
  1991/11/30      14670.38                    12757.95
  1991/12/31      16273.85                    14217.46
  1992/01/31      16763.21                    13953.01
  1992/02/29      17408.75                    14134.40
  1992/03/31      17065.16                    13858.78
  1992/04/30      16940.21                    14266.23
  1992/05/31      17002.68                    14336.13
  1992/06/30      16721.56                    14122.52
  1992/07/31      17398.34                    14700.13
  1992/08/31      16940.21                    14398.78
  1992/09/30      17127.63                    14568.69
  1992/10/31      17460.81                    14619.68
  1992/11/30      18210.47                    15118.21
  1992/12/31      18783.92                    15304.16
  1993/01/31      19306.58                    15432.72
  1993/02/28      19263.92                    15642.60
  1993/03/31      19957.25                    15972.66
  1993/04/30      19338.58                    15586.12
  1993/05/31      19882.58                    16003.83
  1993/06/30      20277.25                    16050.24
  1993/07/31      20234.58                    15986.04
  1993/08/31      21119.91                    16591.91
  1993/09/30      21706.57                    16464.15
  1993/10/31      21493.24                    16804.96
  1993/11/30      20767.91                    16645.32
  1993/12/31      21408.36                    16846.72
  1994/01/31      22447.38                    17419.51
  1994/02/28      22344.62                    16947.44
  1994/03/31      21339.85                    16208.54
  1994/04/30      21945.00                    16416.00
  1994/05/31      21750.89                    16685.23
  1994/06/30      21088.66                    16276.44
  1994/07/31      21408.36                    16810.31
  1994/08/31      22607.23                    17499.53
  1994/09/30      21785.15                    17070.79
  1994/10/31      22207.60                    17454.88
  1994/11/30      21134.33                    16819.18
  1994/12/31      21574.27                    17068.60
  1995/01/31      20851.51                    17511.19
  1995/02/28      22176.56                    18193.60
  1995/03/31      22995.69                    18730.50
  1995/04/30      23814.81                    19282.11
  1995/05/31      24212.33                    20052.82
  1995/06/30      26091.49                    20518.64
  1995/07/31      28091.12                    21199.04
  1995/08/31      28295.90                    21252.25
  1995/09/30      29645.04                    22149.10
  1995/10/31      29211.39                    22070.02
  1995/11/30      30006.42                    23038.90
  1995/12/31      29442.18                    23482.63
  1996/01/31      29813.69                    24281.98
  1996/02/29      30211.73                    24507.07
  1996/03/31      30463.83                    24743.07
  1996/04/30      31472.21                    25107.79
  1996/05/31      31949.87                    25755.32
  1996/06/30      31445.68                    25853.44
  1996/07/31      30092.32                    24711.24
  1996/08/31      30662.85                    25232.40
  1996/09/30      32321.38                    26652.48
  1996/10/31      33157.28                    27387.55
  1996/11/30      35174.05                    29457.78
  1996/12/31      34481.90                    28874.22
  1997/01/31      36303.59                    30678.28
  1997/02/28      35942.14                    30918.80
  1997/03/31      34684.31                    29648.35
  1997/04/30      35985.52                    31418.35
  1997/05/31      38067.44                    33331.10
  1997/06/30      39961.42                    34824.33
  1997/07/31      43344.55                    37595.31
  1997/08/31      41363.82                    35489.22
  1997/09/30      44313.22                    37432.96
  1997/10/31      42505.99                    36182.70
IMATRL PRASUN   SHR__CHT 19971031 19971202 081357 R00000000000088
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Stock Selector on September 28, 1990, when the fund started. As the chart shows, by October 31, 1997, the value of the investment would have grown to $42,506 - a 325.06% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $36,183 - a 261.83% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose money.
But if you can ride out the
market's ups and downs, you
may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
If the U.S. stock market is one of
multiple personalities - and most
would agree that it is - then the
12-month period that ended
October 31, 1997 was a fitting
showcase. Overall, the market
turned in a strong performance.
The Standard & Poor's 500 Index
- a broad gauge of the U.S. stock
market - returned 32.11% in that
time, well ahead of its long-term
annual average of approximately
11%. Favorable economic
conditions and healthy corporate
earnings sent stock prices soaring,
particularly those of large,
well-known companies. The market
paused briefly to collect its breath
in March - when the Federal
Reserve Board expressed its
concern about an overheating
economy by raising a key
short-term interest rate - but kept
rolling through July. The latter
months of the period, however, told
a different story. Inflation fears, a
weakened dollar and sluggish
corporate earnings knocked many
large-company stocks from their
perch, and stocks of smaller
companies began to perform well.
But while market followers saw this
"broadening" as a positive trend,
events began to unfold overseas
that would show still another side
of the market - and an extremely
volatile one. Currency and
economic problems in Southeast
Asia during the last week of
October sent the world's capital
markets running for cover. The
Dow Jones Industrial Average
tumbled 554 points in one day -
the biggest one-day point drop in
its history - then snapped back
the next, reclaiming almost 337
points.
An interview with Bradford Lewis, Portfolio Manager of Fidelity Stock Selector Fund
Q. HOW DID THE FUND PERFORM, BRAD?
A. For the 12 months that ended October 31, 1997, the fund returned 28.20%. During the same time period, the growth funds average returned 27.28%, according to Lipper Analytical Services, and the Standard & Poor's 500 Index returned 32.11%.
Q. WHY DID THE FUND OUTPERFORM ITS PEER GROUP DURING THE PERIOD?
A. Overall, I think the fund's quantitative models were successful in highlighting investment opportunities among U.S. stocks. However, I think the fund's performance was restrained by its fairly substantial investment in international stocks. Normally, I invest 10% to 20% of the fund's portfolio in international holdings with the intention of reducing the volatility of the fund. In the past, this strategy worked, assuming, for example, that when Europe zigs, the U.S. zags. Unfortunately, international stocks dramatically underperformed the Standard & Poor's 500 Index during the period, which was a huge anchor on performance. Fortunately, our selection of U.S. stocks was good enough to allow the fund to do reasonably well against its peer group.
Q. WHICH INDIVIDUAL HOLDINGS HELPED PERFORMANCE?
A. Compaq Computer was the biggest contributor to performance. Compaq's third-quarter 1997 revenues rose 31%, a considerable jump for a company with a market capitalization of $48 billion. On top of that, analysts' earnings estimates have been going up all year. Travelers Group was another big winner, as the company consistently delivered above-average earnings growth during the period.
Q. THE FUND'S SECTOR WEIGHTINGS IN TECHNOLOGY AND FINANCE DROPPED QUITE A BIT OVER THE PAST SIX MONTHS. WHY?
A. The dollar has been very strong, relative to currencies in Southeast Asia, which hurts technology companies that export a lot of their products. For this reason, the fund has been underweighted in technology stocks relative to the index over the past six months. Technology stocks performed well through much of the period, but were battered during the last three weeks of the period, when the Southeast Asian financial markets crumbled. At that point, the fund's underweight position in the technology sector really started to pay off. On the other hand, finance stocks continued to perform well throughout the period, bolstered by reasonably good earnings growth and a fairly benign interest-rate environment. At the end of April, the finance sector made up about 26% of the portfolio - a weighting about 10 percentage points higher than that of the S&P 500. I reduced the position to about 22% of the fund by the end of October because I didn't want such excessive exposure versus the index. Finance continued to be the largest sector of the fund at the end of the period, however, because I thought the stocks were still relatively attractive.
Q. WERE THERE ANY DISAPPOINTMENTS DURING THE PERIOD?
A. Phelps-Dodge, a copper company, was the biggest detractor to performance. Analysts cut earnings estimates for the company during the period and the company's shares suffered as a result. In addition, ConAgra's performance was hurt by three consecutive disappointing quarterly earnings reports. Overall, nondurables such as ConAgra didn't perform well in the third quarter, particularly after Gillette and Coca-Cola warned of disappointing earnings. Shares of these large multinational companies suffered the most because the strengthening of the dollar versus major currencies caused analysts to become concerned with the future profits of firms that operate globally. Another factor that may have restrained performance during the period was a tax code, called the "short three test," which I explain in detail in the call-out box at the end of this interview. The code was repealed, effective for this fund on November 1.
Q. WHAT'S YOUR OUTLOOK?
A. I expect volatility in the markets to continue for a while. I don't think we've seen the last of the ripple effects from the currency problems in Southeast Asia. In addition, I think the U.S. economy will slow to a point where we'll see the stock market generating a compounded annual return of 9% to 10%. Investors have been somewhat spoiled with the 25-30% compounded annual returns that we've seen in the past three or four years. I think it's unlikely that those considerable gains will continue in the next six months.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

HARRY LANGE ON THE
IMPORTANCE OF "PRICING
POWER":
"An important factor in any
investment I consider is whether
a company has the ability to set its
own pricing structure. Many times,
a company's ability to do so depends
on the industry in which it operates.
The world has plenty of capacity
for most commodity products -
from TV sets to chemicals - and
price increases can be difficult to
implement. But there are other
groups that do offer pricing room.
"One current example is media
stocks. There's not enough air time
to satisfy potential advertisers, and
the big market-share companies
such as Westinghouse and Viacom
- both positions in the fund during
the period - have taken advantage
of this demand to raise their rates.
California winemaker Robert
Mondavi is another example. Wine
has been in high demand for a
number of reasons: Medical
evidence earlier in the year
suggested that drinking a glass of
wine per day would be healthy,
wine collecting has become
fashionable and there has been a
shortage of grapes. While most
competitors in these industries
can also raise prices, these
particular stocks have shown
promise.
"If a company can set its own
prices, its profit margins should
benefit as a result. Price increases
fall right to the bottom line."
FUND FACTS
GOAL: to increase the value of
the fund's shares by investing
mainly in common stocks
FUND NUMBER: 307
TRADING SYMBOL: FDCAX
START DATE: November 26, 1986
SIZE: as of October 31, 1997,
more than $2.0 billion
MANAGER: Harry Lange, since
1996; manager, Fidelity Select
Computers Portfolio, 1992-
1996; Fidelity Select
Technology Portfolio,
1993-1996; Fidelity Select
Electronics Portfolio,
1993-1995; research
director, Fidelity Investments
Far East, 1988-1992; joined
Fidelity in 1987
(checkmark)
INVESTMENT CHANGES

TOP TEN STOCKS AS OF OCTOBER 31, 1997
                                        % OF FUND'S    % OF FUND'S INVESTMENTS
                                        INVESTMENTS    IN THESE STOCKS
                                                       6 MONTHS AGO

GENERAL ELECTRIC CO.                    3.0            0.3

COMPAQ COMPUTER CORP.                   2.8            0.9

BANKAMERICA CORP.                       2.3            2.1

TRAVELERS GROUP, INC. (THE)             2.2            3.7

SCHERING-PLOUGH CORP.                   2.2            0.0

SCHLUMBERGER LTD.                       2.1            1.5

EXXON CORP.                             1.9            1.5

AMERICAN ELECTRIC POWER CO., INC.       1.7            1.6

WARNER-LAMBERT CO.                      1.6            0.0

INTERNATIONAL BUSINESS MACHINES CORP.   1.6            0.0

TOP FIVE MARKET SECTORS AS OF OCTOBER 31, 1997
             % OF FUND'S    % OF FUND'S INVESTMENTS
             INVESTMENTS    IN THESE MARKET SECTORS
                            6 MONTHS AGO

FINANCE      22.1           26.0

ENERGY       12.3           11.5

UTILITIES    9.8            8.8

TECHNOLOGY   8.7            11.9

HEALTH       6.2            3.6

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF OCTOBER 31, 1997 * AS OF APRIL 30, 1997 **
ROW: 1, COL: 1, VALUE: 5.3
ROW: 1, COL: 2, VALUE: 94.7
STOCKS  90.8%
SHORT-TERM
INVESTMENTS 9.2%
FOREIGN
INVESTMENTS 13.3%
STOCKS  94.7%
SHORT-TERM
INVESTMENTS 5.3%
FOREIGN
INVESTMENTS 9.1%
ROW: 1, COL: 1, VALUE: 9.199999999999999
ROW: 1, COL: 2, VALUE: 90.8
*
**
INVESTMENTS OCTOBER 31, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 94.6%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 2.8%
AEROSPACE & DEFENSE - 2.8%
Advanced Aerodynamics & Structures, Inc. Class A (a)  150,000 $ 703
AlliedSignal, Inc.   534,000  19,224
Textron, Inc.   169,600  9,805
Thiokol Corp.   100,700  9,220
United Technologies Corp.   174,000  12,180
  51,132
SHIP BUILDING & REPAIR - 0.0%
Halter Marine Group, Inc. (a)  13,101  457
TOTAL AEROSPACE & DEFENSE   51,589
BASIC INDUSTRIES - 5.4%
CHEMICALS & PLASTICS - 2.5%
Albemarle Corp.   30,000  728
Dow Chemical Co.   150,000  13,612
du Pont (E.I.) de Nemours & Co.   241,000  13,706
International Specialty Products, Inc. (a)  60,400  902
Lubrizol Corp.   115,300  4,439
Lyondell Petrochemical Co.   60,000  1,538
Millenium Chemicals, Inc.   105,000  2,468
Rohm & Haas Co.   95,300  7,940
  45,333
IRON & STEEL - 0.0%
Bethlehem Steel Corp. (a)  100,000  1,000
METALS & MINING - 1.2%
Essex International, Inc.  66,900  2,216
Martin Marietta Materials, Inc.   62,600  2,183
Phelps Dodge Corp.   208,700  15,522
Special Metals Corp.   7,400  153
Superior Telecom, Inc. (a)  42,500  1,456
  21,530
PACKAGING & CONTAINERS - 0.2%
Owens-Illinois, Inc. (a)  91,400  3,153
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
BASIC INDUSTRIES - CONTINUED
PAPER & FOREST PRODUCTS - 1.5%
Champion International Corp.   108,800 $ 6,004
Fort James Corp.   533,925  21,191
  27,195
TOTAL BASIC INDUSTRIES   98,211
CONSTRUCTION & REAL ESTATE - 1.5%
BUILDING MATERIALS - 0.9%
Coltec Industries, Inc. (a)  116,500  2,330
Lafarge Corp.   20,000  608
Masco Corp.   137,400  6,028
Southdown, Inc.   22,600  1,251
USG Corp. (a)  149,000  7,031
  17,248
CONSTRUCTION - 0.2%
Centex Corp.   29,200  1,708
U.S. Home Corp.   47,100  1,672
  3,380
REAL ESTATE INVESTMENT TRUSTS - 0.4%
Duke Realty Investors, Inc.   90,000  2,024
General Growth Properties, Inc.   45,000  1,553
INMC Mortgage Holdings, Inc.   61,200  1,454
Security Capital Industrial Trust, Inc.   60,000  1,474
  6,505
TOTAL CONSTRUCTION & REAL ESTATE   27,133
DURABLES - 5.6%
AUTOS, TIRES, & ACCESSORIES - 3.5%
Borg-Warner Automotive, Inc.   37,300  2,033
Eaton Corp.   77,200  7,459
Ford Motor Co.   546,100  23,858
General Motors Corp.   190,400  12,221
PACCAR, Inc.   300,700  13,550
Toyota Motor Corp.   200,000  5,565
  64,686
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
CONSUMER ELECTRONICS - 0.3%
Citizen Watch Co. Ltd. Ord.   50,000 $ 319
Matsushita Electric Industrial Co. Ltd.   50,000  839
Maytag Co.   53,400  1,783
Sony Corp.   20,000  1,659
  4,600
HOME FURNISHINGS - 0.4%
Miller (Herman), Inc.   160,000  7,820
TEXTILES & APPAREL - 1.4%
Jones Apparel Group, Inc. (a)  136,000  6,919
Liz Claiborne, Inc.   150,800  7,644
VF Corp.   114,000  10,188
  24,751
TOTAL DURABLES   101,857
ENERGY - 12.3%
ENERGY SERVICES - 4.6%
BJ Services Co. (a)  60,000  5,085
Helmerich & Payne, Inc.   40,000  3,228
Rowan Companies, Inc. (a)  299,800  11,655
Santa Fe International Corp.   6,500  320
Schlumberger Ltd.   442,200  38,691
Tidewater, Inc.   100,000  6,569
Weatherford Enterra, Inc. (a)  348,300  17,785
  83,333
OIL & GAS - 7.7%
Ashland, Inc.   129,800  6,190
Chevron Corp.   350,000  29,028
Coastal Corp. (The)  75,000  4,509
Cooper Cameron Corp. (a)  201,800  14,580
Exxon Corp.   575,700  35,370
Mobil Corp.   200,000  14,563
Pennzoil Co.   111,400  8,244
Shell Transport & Trading Co. PLC (Reg.)  300,000  2,122
Sun Co., Inc.   159,900  6,406
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Total SA sponsored ADR  10,224 $ 567
USX-Marathon Group  443,500  15,855
Valero Energy Corp.   87,300  2,630
  140,064
TOTAL ENERGY   223,397
FINANCE - 22.1%
BANKS - 5.0%
ABN-AMRO Holdings NV  60,000  1,206
AmSouth Bancorporation  144,000  6,921
BankAmerica Corp.   580,200  41,483
Comerica, Inc.   178,800  14,136
Commerce Bancshares, Inc.   25,000  1,463
Credito Italiano Ord.   300,000  803
First Empire State Corp.   1,000  409
Mercantile Bankshares Corp.   71,637  2,552
Northern Trust Corp.   100,000  5,850
ONBANCorp, Inc.   37,900  2,461
Republic New York Corp.   59,300  6,275
Societe Generale Class A  6,000  821
State Street Corp.   118,500  6,606
  90,986
CLOSED END INVESTMENT COMPANY - 4.2%
Austria Fund, Inc.   351,000  3,335
Brazil Fund, Inc.   130,000  2,803
Central European Equity Fund  210,000  4,856
Chile Fund, Inc.   97,000  2,183
Emerging Markets Telecommunication Fund, Inc.   100,000  1,594
Emerging Germany Fund, Inc.   400,000  4,250
Emerging Markets Infrastructure Fund, Inc.   480,000  5,640
Five Arrows Chile Investment Trust Ltd.   1,650,000  4,505
First Australia Fund, Inc.   110,000  818
France Growth Fund, Inc.   460,000  5,089
GT Global Eastern Europe Fund  101,244  1,658
Growth Fund of Spain, Inc.   512,900  7,950
Invesco Global Health Sciences Fund  20,000  346
Italy Fund, Inc. (The)  109,900  1,044
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
CLOSED END INVESTMENT COMPANY - CONTINUED
Mexico Fund, Inc. (The)  100,000 $ 1,869
Morgan Stanley Emerging Markets Fund, Inc.   155,000  2,083
Morgan Stanley Asia-Pacific Fund, Inc.   150,000  1,209
New Germany Fund, Inc. (The)  600,000  8,963
Portugal Fund, Inc.   75,000  1,266
Schroder Asian Growth Fund, Inc.   20,000  170
Scudder New Europe Fund, Inc.   95,000  1,473
Scudder New Asia Fund, Inc.   60,000  630
Singapore Fund, Inc.   64,000  560
Southern Africa Fund, Inc.   30,600  486
Spain Fund, Inc.   223,600  3,158
TCW/DW Emerging Markets Opportunities Trust (SBI)  155,000  1,928
Taiwan Fund, Inc.   235,000  4,259
Templeton Dragon Fund, Inc.   180,000  2,306
  76,431
CREDIT & OTHER FINANCE - 2.0%
Finova Group, Inc.   93,800  4,121
First of America Bank Corp.   65,400  3,646
Green Tree Financial Corp.   193,500  8,151
Greenpoint Financial Corp.   273,000  17,575
Money Store, Inc.   66,600  1,890
  35,383
INSURANCE - 8.0%
Aegon NV (Reg.)  29,062  2,310
Allstate Corp.   175,000  14,514
AMBAC, Inc.   104,000  4,394
American General Corp.   90,013  4,591
American International Group, Inc.  150,450  15,355
CMAC Investments  37,900  2,073
Conseco, Inc.   518,400  22,615
Everest Reinsurance Holdings, Inc.   72,700  2,735
Hartford Financial Services Group, Inc.   85,300  6,909
MGIC Investment Corp.   113,300  6,833
Mercury General Corp.   20,400  866
Old Republic International Corp.  185,000  6,614
SunAmerica, Inc.   115,500  4,151
Torchmark Corp.   139,300  5,555
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
INSURANCE - CONTINUED
Transatlantic Holdings, Inc.   43,500 $ 3,010
Travelers Property Casualty Corp. Class A  90,000  3,251
Travelers Group, Inc. (The)  574,100  40,186
  145,962
SAVINGS & LOANS - 1.4%
Ahmanson (H.F.) & Co.   281,500  16,609
Charter One Financial Corp.   43,800  2,546
Dime Bancorp., Inc.   250,800  6,019
  25,174
SECURITIES INDUSTRY - 1.5%
Bear Stearns Companies, Inc.   145,435  5,772
Canadian General Investment Ltd.   31,345  373
Franklin Resources, Inc.   139,650  12,551
Legg Mason, Inc.   26,666  1,308
Lehman Brothers Holdings, Inc.   80,000  3,765
PaineWebber Group, Inc.   80,000  3,535
  27,304
TOTAL FINANCE   401,240
HEALTH - 6.2%
DRUGS & PHARMACEUTICALS - 5.6%
Merck & Co., Inc.   271,600  24,240
Novartis AG (Reg.)  3,633  5,697
Schering-Plough Corp.   707,100  39,642
Takeda Chemical Industries Ltd.   100,000  2,724
Warner-Lambert Co.   206,800  29,612
  101,915
MEDICAL EQUIPMENT & SUPPLIES - 0.1%
Hillenbrand Industries, Inc.   32,800  1,402
MEDICAL FACILITIES MANAGEMENT - 0.5%
Beverly Enterprises, Inc. (a)  80,000  1,195
Integrated Health Services, Inc.   57,400  1,822
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
MEDICAL FACILITIES MANAGEMENT - CONTINUED
Lincare Holdings, Inc. (a)  72,000 $ 3,861
Wellpoint Health Networks, Inc. (a)  50,000  2,288
  9,166
TOTAL HEALTH   112,483
HOLDING COMPANIES - 0.1%
PartnerRe Ltd.   30,000  1,230
INDUSTRIAL MACHINERY & EQUIPMENT - 5.6%
ELECTRICAL EQUIPMENT - 3.1%
General Electric Co.   853,200  55,085
Omron Corp.   50,000  847
  55,932
INDUSTRIAL MACHINERY & EQUIPMENT - 2.4%
Caterpillar, Inc.   482,200  24,713
Illinois Tool Works, Inc.   57,000  2,804
Ingersoll-Rand Co.  211,800  8,247
Parker-Hannifin Corp.  105,800  4,424
Robbins & Myers, Inc.   8,000  303
Timken Co.   126,600  4,241
  44,732
POLLUTION CONTROL - 0.1%
Ogden Corp.   47,900  1,209
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   101,873
MEDIA & LEISURE - 2.5%
BROADCASTING - 0.0%
Smartalk Teleservices, Inc. (a)  23,600  509
LEISURE DURABLES & TOYS - 0.5%
Brunswick Corp.   122,100  4,121
Callaway Golf Co.   166,500  5,370
  9,491
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
LODGING & GAMING - 0.4%
Gtech Holdings Corp.   65,600 $ 2,116
Promus Hotel Corp. (a)  142,600  5,597
  7,713
PUBLISHING - 1.4%
Gannett Co., Inc.   212,000  11,141
New York Times Co. (The) Class A  73,600  4,030
Schibsted AS, Series B  40,000  747
Tribune Co.   74,400  4,101
Washington Post Co. Class B  10,000  4,340
  24,359
RESTAURANTS - 0.2%
Foodmaker, Inc. (a)  157,000  2,581
Tricon Global Restaurants, Inc. (a)  57,630  1,747
  4,328
TOTAL MEDIA & LEISURE   46,400
NONDURABLES - 3.8%
BEVERAGES - 0.1%
Compania Cervejaria Brahma PN (Pfd. Reg.)  1,500,000  938
Lion Nathan Ltd.   600,000  1,448
  2,386
FOODS - 1.8%
ConAgra, Inc.   919,000  27,685
Dean Foods Co.   59,700  2,825
Grand Metropolitan PLC  100,000  900
Universal Foods Corp.   42,700  1,684
  33,094
HOUSEHOLD PRODUCTS - 1.8%
Alberto Culver Co. Class B  40,000  1,208
Colgate-Palmolive Co.   320,000  20,721
Dial Corp.   118,100  1,993
Premark International, Inc.   253,400  6,858
Revlon, Inc. Class A (a)  33,400  1,227
  32,007
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - CONTINUED
TOBACCO - 0.1%
Gallaher Group PLC sponsored ADR  77,400 $ 1,485
TOTAL NONDURABLES   68,972
RETAIL & WHOLESALE - 5.0%
APPAREL STORES - 1.1%
Payless ShoeSource, Inc.   31,800  1,773
Ross Stores, Inc.   250,000  9,343
TJX Companies, Inc.   300,000  8,888
  20,004
GENERAL MERCHANDISE STORES - 2.9%
Costco Companies, Inc. (a)  134,200  5,167
Dayton Hudson Corp.   375,100  23,561
Family Dollar Stores, Inc.   202,500  4,759
Federated Department Stores, Inc. (a)  200,000  8,800
Meyer (Fred), Inc.   76,300  2,179
Nordstrom, Inc.   85,900  5,261
Wal-Mart Stores, Inc.   93,300  3,277
  53,004
RETAIL & WHOLESALE, MISCELLANEOUS - 1.0%
Home Depot, Inc.   176,650  9,826
Tandy Corp.   228,100  7,841
  17,667
TOTAL RETAIL & WHOLESALE   90,675
SERVICES - 0.4%
ADVERTISING - 0.4%
Omnicom Group, Inc.   60,700  4,287
WPP Group PLC  400,000  1,821
  6,108
EDUCATIONAL SERVICES - 0.0%
Educational Medical, Inc.   67,700  516
TOTAL SERVICES   6,624
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - 8.7%
COMPUTER SERVICES & SOFTWARE - 0.8%
Microsoft Corp. (a)  85,400 $ 11,102
Symantec Corp. (a)  176,100  3,852
  14,954
COMPUTERS & OFFICE EQUIPMENT - 7.5%
Canon, Inc.   200,000  4,850
Comdisco, Inc.   94,500  2,983
Compaq Computer Corp. (a)  801,830  51,116
Data General Corp.   70,000  1,348
International Business Machines Corp.  300,800  29,497
Pitney Bowes, Inc.  155,800  12,357
Ricoh Co. Ltd. Ord.   50,000  644
Stratus Computer, Inc. (a)   86,600  3,063
Unisys Corp. (a)  548,700  7,305
Xerox Corp.   274,900  21,803
  134,966
ELECTRONIC INSTRUMENTS - 0.1%
Waters Corp. (a)  51,300  2,257
ELECTRONICS - 0.1%
Dallas Semiconductor Corp.   33,200  1,623
TDK Corp.   10,000  829
  2,452
PHOTOGRAPHIC EQUIPMENT - 0.2%
Fuji Photo Film Co. Ltd.   100,000  3,621
TOTAL TECHNOLOGY   158,250
TRANSPORTATION - 2.9%
AIR TRANSPORTATION - 2.6%
AMR Corp. (a)  177,400  20,656
Comair Holdings, Inc.   50,000  1,838
UAL Corp. (a)  179,400  15,720
US Airways Group, Inc. (a)  177,300  8,311
  46,525
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TRANSPORTATION - CONTINUED
RAILROADS - 0.0%
Bombardier, Inc. Class B  20,000 $ 383
TRUCKING & FREIGHT - 0.3%
CNF Transportation, Inc.   129,800  5,792
TOTAL TRANSPORTATION   52,700
UTILITIES - 9.7%
CELLULAR - 0.1%
Century Telephone Enterprises, Inc.   45,100  1,914
ELECTRIC UTILITY - 7.7%
American Electric Power Co., Inc.   645,000  30,472
CMS Energy Corp.   160,000  5,840
DQE, Inc.   244,800  7,574
DPL, Inc.   32,000  794
Dominion Resources, Inc.   125,300  4,660
Edison International  188,000  4,818
Entergy Corp.   377,400  9,223
FPL Group, Inc.   234,600  12,126
GPU, Inc.   504,400  18,253
Houston Industries, Inc.   377,200  8,204
IPALCO Enterprises, Inc.   76,700  2,685
NIPSCO Industries, Inc.   5,000  220
Niagara Mohawk Power Corp. (a)  253,900  2,460
OGE Energy Corp.   42,600  2,063
Ohio Edison Co.   298,000  7,376
PG&E Corp.   48,364  1,236
PP&L Resources, Inc.   159,900  3,458
Pinnacle West Capital Corp.   195,100  6,792
Public Service Enterprise Group, Inc.   306,800  7,958
Rochester Gas & Electric Corp.   80,100  2,018
Utilicorp United, Inc.   43,400  1,370
  139,600
GAS - 1.1%
Columbia Gas System, Inc. (The)  284,400  20,548
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
TELEPHONE SERVICES - 0.8%
Metromedia Fiber Network, Inc. Class A  2,400 $ 58
Telecom Italia Spa  250,000  1,564
Telefonica de Espana SA sponsored ADR  25,000  2,056
Telecom Italia Mobile Spa  150,000  554
U S WEST Communications Group  274,600  10,932
  15,164
TOTAL UTILITIES   177,226
TOTAL COMMON STOCKS
(Cost $1,422,543)   1,719,860
NONCONVERTIBLE PREFERRED STOCKS - 0.1%
UTILITIES - 0.1%
TELEPHONE SERVICES - 0.1%
Telecom Italia Spa
(Cost $637)  250,000  1,007
CASH EQUIVALENTS - 5.3%
Taxable Central Cash Fund (b)
(Cost $96,202)  96,202,349  96,202
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $1,519,382)  $ 1,817,069
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.64%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. INCOME TAX INFORMATION
At October 31, 1997, the aggregate cost of investment securities for income tax purposes was $1,521,135,000. Net unrealized appreciation aggregated $295,934,000, of which $326,074,000 related to appreciated investment securities and $30,140,000 related to depreciated investment securities.
The fund hereby designates approximately $56,213,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) OCTOBER 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $1,519,382) - SEE                  $ 1,817,069
ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                              14,597

RECEIVABLE FOR FUND SHARES SOLD                                              2,982

DIVIDENDS RECEIVABLE                                                         1,351

INTEREST RECEIVABLE                                                          522

OTHER RECEIVABLES                                                            336

 TOTAL ASSETS                                                                1,836,857

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                          $ 234

PAYABLE FOR INVESTMENTS PURCHASED                                   4,307

PAYABLE FOR FUND SHARES REDEEMED                                    4,134

ACCRUED MANAGEMENT FEE                                              743

OTHER PAYABLES AND ACCRUED EXPENSES                                 411

 TOTAL LIABILITIES                                                           9,829

NET ASSETS                                                                  $ 1,827,028

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                             $ 1,250,790

UNDISTRIBUTED NET INVESTMENT INCOME                                          17,175

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                        261,373
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                    297,690
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS, FOR 62,148 SHARES OUTSTANDING                                   $ 1,827,028

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE                         $29.40
PER SHARE ($1,827,028 (DIVIDED BY) 62,148 SHARES)



STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS  YEAR ENDED OCTOBER 31, 1997

INVESTMENT INCOME                                                     $ 27,300
DIVIDENDS

INTEREST                                                               6,304

 TOTAL INCOME                                                          33,604

EXPENSES

MANAGEMENT FEE                                             $ 10,393
BASIC FEE

 PERFORMANCE ADJUSTMENT                                     (2,301)

TRANSFER AGENT FEES                                         3,777

ACCOUNTING FEES AND EXPENSES                                674

NON-INTERESTED TRUSTEES' COMPENSATION                       10

CUSTODIAN FEES AND EXPENSES                                 97

REGISTRATION FEES                                           69

AUDIT                                                       46

LEGAL                                                       9

MISCELLANEOUS                                               15

 TOTAL EXPENSES BEFORE REDUCTIONS                           12,789

 EXPENSE REDUCTIONS                                         (756)      12,033

NET INVESTMENT INCOME                                                  21,571

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                      256,162

 FOREIGN CURRENCY TRANSACTIONS                              (17)

 FUTURES CONTRACTS                                          4,570      260,715

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                      142,446

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES               6          142,452

NET GAIN (LOSS)                                                        403,167

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 424,738
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      YEAR ENDED    YEAR ENDED
                                                          OCTOBER 31,   OCTOBER 31,
                                                          1997          1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 21,571      $ 15,532
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                  260,715       156,953

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)      142,452       15,267

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           424,738       187,752
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                              (14,299)      (9,746)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                    (119,372)     (101,358)

 TOTAL DISTRIBUTIONS                                       (133,671)     (111,104)

SHARE TRANSACTIONS                                         671,515       1,070,404
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                             129,535       108,534

 COST OF SHARES REDEEMED                                   (851,522)     (804,151)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           (50,472)      374,787
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  240,595       451,435

NET ASSETS

 BEGINNING OF PERIOD                                       1,586,433     1,134,998

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT    $ 1,827,028   $ 1,586,433
INCOME OF $17,175 AND $11,825, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                      25,181        46,331

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                   5,401         4,830

 REDEEMED                                                  (31,905)      (34,501)

 NET INCREASE (DECREASE)                                   (1,323)       16,660


FINANCIAL HIGHLIGHTS

                                  YEARS ENDED OCTOBER 31,

                                  1997                      1996       1995       1994 C     1993

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING        $ 24.99                   $ 24.25    $ 19.45    $ 20.15    $ 16.77
OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME             .33 B                     .24        .19        .16        .19

 NET REALIZED AND                  6.23                      2.78       5.57       .44        3.61
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT             6.56                      3.02       5.76       .60        3.80
 OPERATIONS



LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME        (.23)                     (.20)      (.15)      (.28)      (.10)

 FROM NET REALIZED GAIN            (1.92)                    (2.08)     (.81)      (1.02)     (.32)

 TOTAL DISTRIBUTIONS               (2.15)                    (2.28)     (.96)      (1.30)     (.42)

NET ASSET VALUE, END OF PERIOD    $ 29.40                   $ 24.99    $ 24.25    $ 19.45    $ 20.15

TOTAL RETURN A                     28.20%                    13.51%     31.54%     3.32%      23.09%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD         $ 1,827                   $ 1,586    $ 1,135    $ 812      $ 599
(IN MILLIONS)

RATIO OF EXPENSES TO AVERAGE       .74%                      .89%       1.03%      1.12%      1.11%
NET ASSETS

RATIO OF EXPENSES TO AVERAGE       .69% D                    .84% D     1.00% D    1.09% D    1.10% D
NET ASSETS AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT INCOME     1.24%                     1.07%      .99%       1.01%      1.52%
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE            117%                      247%       220%       187%       192%

AVERAGE COMMISSION RATE E         $ .0397                   $ .0339


L THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
M NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
N EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
O FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
P FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1997




14. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Stock Selector (the fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
15. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission(the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
2. OPERATING POLICIES - CONTINUED
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the
Cash Fund) managed by FMR Texas, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
16. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $1,882,223,000 and $1,997,673,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $106,939,000 and $111,509,000, respectively.
17. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annual rate of .47% of average net assets after the performance adjustment.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .22% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $299,000 for the period.
18. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $732,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $3,000 and $21,000, respectively, under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Capital Trust and the Shareholders of Fidelity Stock Selector:
We have audited the accompanying statement of assets and liabilities of Fidelity Capital Trust: Fidelity Stock Selector, including the schedule of portfolio investments, as of October 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Capital Trust: Fidelity Stock Selector, as of October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
/s/ COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
December 12, 1997
DISTRIBUTIONS


The Board of Trustees of Fidelity Stock Selector voted to pay on December 8, 1997, to shareholders of record at the opening of business on December 5, 1997, a distribution of $3.32 per share derived from capital gains realized from sales of portfolio securities and a dividend of $.33 per share from net investment income.
A total of .12% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
A total of 25% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.
The fund will notify shareholders in January 1998 of the applicable percentage for use in preparing 1997 income tax returns.

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
William J. Hayes, Vice President
Robert A. Lawrence, Vice President
Bradford F. Lewis, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH FUNDS
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund
Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Export and Multinational Fund
Fidelity Fifty
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(registered trademark) Fund
OTC Portfolio
Retirement Growth Fund
Small Cap Stock Fund
Stock Selector
TechnoQuant Growth Fund
SM
Trend Fund
Value Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)FIDELITY

TECHNOQUANT GROWTH
SM
FUND
ANNUAL REPORT
OCTOBER 31, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                6    THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       9    A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS              10   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     19   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    23   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    27   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            28


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October, the Standard & Poor's 500 Index remained up more than 25% year-to-date, twice its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post moderate returns through the first 10 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance.
You can look at the total percentage of change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). TechnoQuant Growth has a 3% sales charge which has been waived since the fund's start on November 12, 1996 through December 31, 1997.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED OCTOBER 31, 1997                                     LIFE OF
                                                                  FUND

FIDELITY TECHNOQUANT GROWTH                                       26.20%

FIDELITY TECHNOQUANT GROWTH (INCL. 3% SALES CHARGE)               22.41%

S&P 500 (REGISTERED TRADEMARK)                                    27.61%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, since the fund started on November 12, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains.
AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. These numbers will be reported once the fund is a year old.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971031 19971121 103750 S00000000000001
             TechnoQuant Growth          S&P 500
             00333                       SP001
  1996/11/12       9700.00                    10000.00
  1996/11/30       9932.80                    10357.15
  1996/12/31      10020.10                    10151.98
  1997/01/31      10640.90                    10786.27
  1997/02/28       9923.10                    10870.84
  1997/03/31       9428.40                    10424.15
  1997/04/30       9554.50                    11046.48
  1997/05/31      10408.10                    11718.99
  1997/06/30      10922.20                    12244.00
  1997/07/31      12037.70                    13218.25
  1997/08/31      12095.90                    12477.76
  1997/09/30      12852.50                    13161.17
  1997/10/31      12241.40                    12761.00
IMATRL PRASUN   SHR__CHT 19971031 19971121 103751 R00000000000015
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity TechnoQuant Growth on November 12, 1996, when the fund started, and the current 3% sales charge (waived from November 12, 1996 through December 31, 1997) was paid. As the chart shows, by October 31, 1997, the value of the investment would have grown to $12,241 - a 22.41% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $12,761 - a 27.61% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose money.
But if you can ride out the
market's ups and downs, you
may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
If the U.S. stock market is one of
multiple personalities - and most
would agree that it is - then the
12-month period that ended
October 31, 1997 was a fitting
showcase. Overall, the market
turned in a strong performance.
The Standard & Poor's 500 Index
- a broad gauge of the U.S. stock
market - returned 32.11% in that
time, well ahead of its long-term
annual average of approximately
11%. Favorable economic
conditions and healthy corporate
earnings sent stock prices soaring,
particularly those of large,
well-known companies. The market
paused briefly to collect its breath
in March - when the Federal
Reserve Board expressed its
concern about an overheating
economy by raising a key
short-term interest rate - but kept
rolling through July. The latter
months of the period, however, told
a different story. Inflation fears, a
weakened dollar and sluggish
corporate earnings knocked many
large-company stocks from their
perch, and stocks of smaller
companies began to perform well.
But while market followers saw this
"broadening" as a positive trend,
events began to unfold overseas
that would show still another side
of the market - and an extremely
volatile one. Currency and
economic problems in Southeast
Asia during the last week of
October sent the world's capital
markets running for cover. The
Dow Jones Industrial Average
tumbled 554 points in one day -
the biggest one-day point drop in
its history - then snapped back
the next, reclaiming almost 337
points.
An interview with Tim Krochuk, Portfolio Manager of Fidelity TechnoQuant Growth Fund
Q. HOW DID THE FUND PERFORM, TIM?
A. Since its inception on November 12, 1996, through October 31, 1997, the fund had a return of 26.20%. For the most similar period available for its peer group - from November 30, 1996, to October 31, 1997 - the capital appreciation funds average returned 18.26%, according to Lipper Analytical Services. The Standard & Poor's 500 Index returned 27.61% from the fund's inception on November 12, 1996, through the end of the period.
Q. WHY DID THE FUND OUTPERFORM ITS PEER GROUP DURING THE PERIOD?
A. The same factor that hurt the fund coming into April helped the fund during the past six months - its tilt toward mid-capitalization stocks. For the three years that ended March 1997, large-cap stocks markedly outperformed all other stocks. During the next several months, however, momentum veered away from large-cap stocks as investors started buying more small- and mid-cap stocks. Many of the largest-cap companies in the S&P 500 index were trading at extremely high valuation levels and investors saw opportunities to buy smaller-cap companies that hadn't yet reached peak valuations relative to their earnings growth. Therefore, an improvement in the market's breadth, rather than a change in strategy, helped the fund.
Q. WHAT OTHER FACTORS AFFECTED THE FUND'S PERFORMANCE?
A. The fund's quantitative models predicted that volatility would increase throughout the year. This information encouraged me to position the fund defensively. I believe this strategy was a real plus when we encountered higher levels of volatility in September and October.
Q. BUT ISN'T TECHNOQUANT SUPPOSED TO BE AN AGGRESSIVE EQUITY FUND?
A. Positioning an aggressive fund defensively may sound counter-intuitive, but it's not. When I talk about TechnoQuant in terms of being aggressive or defensive, I am referring to its concentration on sectors and individual equities. At the end of the period, about 60% of the fund's assets were spread out across five sectors and each of the fund's top 30 stocks, on average, represented only about 1.3% of the fund. This was a defensive position relative to what TechnoQuant can do. For example, I could own 50 equities concentrated in just three sectors. That would be aggressive. Since most people think of defensive positioning as a move out of stocks and into cash, I want to stress that TechnoQuant remains about 95% invested in equities. By that measure, it is still an aggressive equity fund.
Q. WHICH HOLDINGS OR SECTORS HAD AN INFLUENCE ON PERFORMANCE?
A. Energy service stocks, such as BJ Services and Halliburton, helped the fund's performance. These companies have fleets of rigs used for deep-water drilling, and the supply of rigs in the overall market has been fairly low. This capacity constraint allowed energy service companies to charge higher daily rental rates for their rigs - jump-starting their stocks. In addition, these stocks started to show a lot of strength in recent months, meaning that there were buyers for the shares even in the volatile market environment. On the other side, the sector that hurt the fund the most was health care. The worst performer in this sector was Oxford Health Plans. The company's stock plummeted more than 60% in one day after the company announced that an accounting error had caused it to severely misstate its quarterly earnings. Following my models, I reduced the exposure to the stock by more than 50% before it took a hit that day, but the small position the fund continued to hold still hurt the fund. Boston Scientific, Interneuron Pharmaceuticals and U.S. Diagnostic were other health care stocks that detracted from performance, although the effects were minimal since the fund sold its investments in Interneuron Pharmaceuticals and U.S. Diagnostic by the end of the period.
Q. WHAT'S YOUR OUTLOOK?
A. A combination of some of the more predictive technical cycles indicates that, after a little more downside, we should see the market consolidate with a slight upward drift into the first quarter of 1998. More importantly, I expect the levels of volatility that we are seeing now to continue for a while. Having said that, let me stress that time
- and not timing - has been the key to making money in the stock market. Historically, the market has logged more "up" months than "down" months, so if an investor tries to time the market by getting out and back in again, the odds are that the investor will be out of the market during an "up" month. This is especially important to remember during a volatile environment like the one we saw at the end of the period. Investors in TechnoQuant should plan to stay invested for at least two or three years. I've said it before, and I'll say it again, time - and not timing - is the key to success in the financial markets.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
TIM KROCHUK ON QUANTITATIVE
INVESTING:
"MUTUAL FUNDS THAT USE COMPUTERS
TO AID IN STOCK-PICKING PROCESSES ARE
CALLED QUANTITATIVE, OR `QUANT,' FUNDS.
ALTHOUGH THE NAME MAY SOUND
PUZZLING AT FIRST, QUANT INVESTING IS
SIMPLY THE APPLICATION OF COMPUTERS
TO TRADITIONAL ANALYSIS USED FOR STOCK
PICKING. EVERY INDUSTRY TODAY USES
COMPUTERS TO INCREASE EFFICIENCY AND
PRODUCTIVITY, SO WHY SHOULDN'T MUTUAL
FUND MANAGERS BE ALLOWED TO BENEFIT
FROM THIS POWERFUL TOOL AS WELL?
"TECHNOQUANT IS AN EXAMPLE OF A
QUANTITATIVE FUND. RATHER THAN
SORTING THROUGH PRICE AND VOLUME
DATA BY LOOKING AT CHARTS ON A PIECE
OF PAPER, TECHNOQUANT USES THE
POWER OF A TEAM OF COMPUTERS TO
ANALYZE THOUSANDS OF RELATIONSHIPS
CONTAINED IN PRICE AND VOLUME DATA.
THE COMPUTERS CAN STUDY THIS DATA
24 HOURS A DAY TO IDENTIFY
RELATIONSHIPS WE MAY NEVER SEE WITH
THE NAKED EYE. ONCE THE COMPUTERS
DISCOVER THESE RELATIONSHIPS, THEY
CAN GO BACK AND DETERMINE WHICH
INDICATORS HISTORICALLY HAVE BEEN
RELIABLE FOR A GIVEN STOCK. THESE
COMPUTERS CAN REPEAT THIS PROCESS
FOR THOUSANDS OF STOCKS EACH DAY,
SEVEN DAYS A WEEK. DO COMPUTERS DO
ALL THE WORK? ABSOLUTELY NOT. I DESIGN
THE FORMULAS AND THE CODE THAT
ENABLE THE COMPUTERS TO DO THEIR JOBS
AND I ACTIVELY DECIDE HOW TO USE THE
DATA THAT THE COMPUTERS GENERATE."
FUND FACTS
GOAL: LONG-TERM CAPITAL
APPRECIATION BY INVESTING
MAINLY IN COMMON STOCKS, USING
A QUANTITATIVE INVESTMENT
APPROACH THAT EMPHASIZES
TECHNICAL FACTORS
FUND NUMBER: 333
TRADING SYMBOL: FTQGF
START DATE: NOVEMBER 12, 1996
SIZE: AS OF OCTOBER 31, 1997,
MORE THAN $92 MILLION
MANAGER: TIM KROCHUK, SINCE
INCEPTION; MANAGER, FIDELITY
ADVISOR TECHNOQUANT GROWTH
FUND, SINCE DECEMBER 1996;
QUANTITATIVE ANALYST,
1994-1996; EQUITY RESEARCH
ASSOCIATE, 1992-1994;
JOINED FIDELITY IN 1992
(CHECKMARK)
INVESTMENT CHANGES


TOP TEN STOCKS AS OF OCTOBER 31, 1997
                        % OF FUND'S    % OF FUND'S INVESTMENTS
                        INVESTMENTS    IN THESE STOCKS
                                       6 MONTHS AGO

DIME BANCORP., INC.     1.7            1.6

WORLDCOM, INC.          1.6            1.2

SCHERING-PLOUGH CORP.   1.6            0.0

TEXACO, INC.            1.5            0.0

AVIS RENT A CAR, INC.   1.5            0.0

ROSS STORES, INC.       1.5            1.1

PEPSICO., INC.          1.4            2.7

HALLIBURTON CO.         1.4            0.0

REMEDY CORP.            1.4            0.0

BJ SERVICES CO.         1.3            1.5

TOP FIVE MARKET SECTORS AS OF OCTOBER 31, 1997
                     % OF FUND'S    % OF FUND'S INVESTMENTS
                     INVESTMENTS    IN THESE MARKET SECTORS
                                    6 MONTHS AGO

TECHNOLOGY           14.5           11.4

ENERGY               13.3           13.6

HEALTH               12.7           6.0

FINANCE              10.8           13.9

RETAIL & WHOLESALE   9.1            16.1

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF OCTOBER 31, 1997 * AS OF APRIL 30, 1997 **
ROW: 1, COL: 1, VALUE: 5.1
ROW: 1, COL: 2, VALUE: 94.90000000000001
ROW: 1, COL: 1, VALUE: 4.8
ROW: 1, COL: 2, VALUE: 95.2
STOCKS 94.9%
SHORT-TERM
INVESTMENTS 5.1%
FOREIGN
INVESTMENTS 5.0%
STOCKS 95.2%
SHORT-TERM
INVESTMENTS 4.8%
FOREIGN
INVESTMENTS 4.6%
*
**
INVESTMENTS OCTOBER 31, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 94.9%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 2.3%
AEROSPACE & DEFENSE - 1.3%
Advanced Aerodynamics & Structures, Inc. Class A (a)  110,400 $
517,500
Aviall, Inc. (a)  50,100  670,088
  1,187,588
SHIP BUILDING & REPAIR - 1.0%
Halter Marine Group, Inc. (a)   17,600  920,700
TOTAL AEROSPACE & DEFENSE   2,108,288
BASIC INDUSTRIES - 2.5%
CHEMICALS & PLASTICS - 0.5%
Foamex International, Inc. (a)  42,100  486,781
IRON & STEEL - 0.8%
Mueller Industries, Inc. (a)  16,700  737,931
METALS & MINING - 1.2%
Alcan Aluminium Ltd.   12,200  346,480
Aluminum Co. of America  10,100  737,300
  1,083,780
PAPER & FOREST PRODUCTS - 0.0%
Ivex Packaging Corp.   1,100  23,238
TOTAL BASIC INDUSTRIES   2,331,730
CONSTRUCTION & REAL ESTATE - 1.1%
CONSTRUCTION - 0.5%
Ryland Group, Inc.   23,200  414,700
REAL ESTATE INVESTMENT TRUSTS - 0.6%
Commercial Net Lease Realty, Inc.   17,900  286,400
Imperial Credit Commercial Mortgage Investment Corp. 13,800 227,700 SL Green Realty Corp. 400 10,025
  524,125
TOTAL CONSTRUCTION & REAL ESTATE   938,825
DURABLES - 5.7%
CONSUMER DURABLES - 0.9%
Minnesota Mining & Manufacturing Co.   8,600  786,900
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
DURABLES - CONTINUED
CONSUMER ELECTRONICS - 0.3%
Whirlpool Corp.   3,900 $ 236,438
HOME FURNISHINGS - 3.3%
Miller (Herman), Inc.   23,900  1,168,113
O'Sullivan Industries Holdings, Inc. (a)  72,000  999,000
Stanley Furniture Co, Inc.  (a)  35,200  871,200
  3,038,313
TEXTILES & APPAREL - 1.2%
Big Dog Holdings, Inc.   31,900  450,588
Novel Denim Holdings Ltd.   100  2,025
VF Corp.   7,100  634,563
  1,087,176
TOTAL DURABLES   5,148,827
ENERGY - 13.3%
ENERGY SERVICES - 6.5%
BJ Services Co. (a)  14,000  1,186,500
CAL Dive International, Inc.   32,500  1,015,625
Diamond Offshore Drilling, Inc.   10,500  653,625
ENSCO International, Inc.   18,400  773,950
Halliburton Co.   21,400  1,275,975
Key Energy Group, Inc.   7,600  238,450
Layne Christensen Co. (a)  5,300  105,338
Rowan Companies, Inc. (a)  16,700  649,213
Santa Fe International Corp.   300  14,756
Transcoastal Marine Services, Inc.   100  2,488
  5,915,920
OIL & GAS - 6.8%
Cabot Oil & Gas Corp. Class A  33,900  813,600
Coastal Corp. (The)  16,900  1,016,113
Dril-Quip, Inc.   100  3,588
Enron Oil & Gas Co.   35,900  756,144
Harken Energy Corp. (a)  56,300  369,450
Pioneer Natural Resources Co.   19,800  793,238
Royal Dutch Petroleum Co.   19,300  1,015,663
Texaco, Inc.   24,200  1,377,888
  6,145,684
TOTAL ENERGY   12,061,604
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - 10.8%
BANKS - 2.8%
First International Bancorp, Inc.   52,800 $ 858,000
North Fork Bancorp., Inc.   32,400  953,775
Peoples Heritage Financial Group, Inc.   18,400  724,500
  2,536,275
CREDIT & OTHER FINANCE - 1.5%
FIRSTPLUS Financial Group, Inc.   8,800  484,000
Money Store, Inc.   31,400  890,975
  1,374,975
INSURANCE - 4.8%
AFLAC, Inc.   16,300  829,263
Conseco, Inc.   12,500  545,313
Frontier Insurance Group, Inc.   29,200  983,675
INSpire Insurance Solutions, Inc.   28,100  519,850
Life USA Holding, Inc. (a)  52,700  869,550
Paula Financial   100  2,525
Torchmark Corp.   15,700  626,038
  4,376,214
SAVINGS & LOANS - 1.7%
Dime Bancorp., Inc.   63,100  1,514,400
SECURITIES INDUSTRY - 0.0%
American Capital Strategies Ltd.   100  1,800
TOTAL FINANCE   9,803,664
HEALTH - 12.7%
DRUGS & PHARMACEUTICALS - 5.7%
American Home Products Corp.   10,300  763,488
Biogen, Inc. (a)  12,500  418,750
BioReliance Corp.   45,800  1,019,050
Bristol-Myers Squibb Co.   9,800  859,950
Gilead Sciences, Inc. (a)  19,600  668,850
Schering-Plough Corp.   25,100  1,407,169
  5,137,257
MEDICAL EQUIPMENT & SUPPLIES - 1.8%
Bausch & Lomb, Inc.   24,800  973,400
Boston Scientific Corp. (a)  6,800  309,400
St. Jude Medical, Inc. (a)  11,600  351,625
  1,634,425
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - CONTINUED
MEDICAL FACILITIES MANAGEMENT - 5.2%
AmeriPath, Inc.   100 $ 1,650
Beverly Enterprises, Inc. (a)  46,000  687,125
HEALTHSOUTH Corp. (a)  33,100  846,119
Humana, Inc. (a)  38,100  800,100
Oxford Health Plans, Inc. (a)  10,100  260,706
Tenet Healthcare Corp. (a)  37,900  1,158,319
Wellpoint Health Networks, Inc. (a)  21,700  992,775
  4,746,794
TOTAL HEALTH   11,518,476
INDUSTRIAL MACHINERY & EQUIPMENT - 3.8%
ELECTRICAL EQUIPMENT - 1.8%
General Electric Co.   14,000  903,875
Globecomm Systems, Inc.   400  6,850
Innova Corp.   31,600  679,400
  1,590,125
INDUSTRIAL MACHINERY & EQUIPMENT - 0.8%
ASM Lithography Holding NV (a)  4,500  329,625
Caterpillar, Inc.   8,100  415,125
  744,750
POLLUTION CONTROL - 1.2%
Zurn Industries, Inc.   33,500  1,124,344
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   3,459,219
MEDIA & LEISURE - 3.5%
ENTERTAINMENT - 0.8%
MGM Grand, Inc.  (a)  17,100  750,263
LEISURE DURABLES & TOYS - 0.5%
Harley-Davidson, Inc.   16,600  460,650
LODGING & GAMING - 1.7%
Anchor Gaming (a)  8,600  675,100
Colonial Downs Holdings, Inc. Class A  73,100  475,150
Grand Casinos, Inc. (a)  31,300  420,594
  1,570,844
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - CONTINUED
RESTAURANTS - 0.5%
Il Fornaio America Corp.   9,900 $ 131,794
Star Buffet, Inc.   200  2,863
Tricon Global Restaurants, Inc.  (a)  8,910  270,084
  404,741
TOTAL MEDIA & LEISURE   3,186,498
NONDURABLES - 4.9%
BEVERAGES - 2.2%
Coors (Adolph) Co. Class B  19,200  678,000
PepsiCo, Inc.   34,800  1,281,075
  1,959,075
FOODS - 2.1%
American Italian Pasta Co. Series A  100  2,100
Authentic Specialty Foods, Inc.   15,900  196,763
Campbell Soup Co.   9,100  469,219
Fletchers Fine Foods Ltd.   25,900  331,002
Tootsie Roll Industries, Inc.   15,400  873,950
  1,873,034
HOUSEHOLD PRODUCTS - 0.6%
Clorox Co.   7,900  553,000
TOTAL NONDURABLES   4,385,109
RETAIL & WHOLESALE - 9.1%
APPAREL STORES - 1.8%
Filene's Basement Corp.   40,500  298,688
Ross Stores, Inc.   36,100  1,349,238
  1,647,926
GENERAL MERCHANDISE STORES - 4.6%
Costco Companies, Inc. (a)  7,400  284,900
Dayton Hudson Corp.   13,000  816,563
Federated Department Stores, Inc. (a)  16,400  721,600
Freds, Inc. Class A  44,000  979,000
MacFrugals Bargains Closeouts, Inc. (a)  12,100  411,400
Nordstrom, Inc.   14,900  912,625
  4,126,088
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - 2.7%
AC Moore Arts & Crafts, Inc.   500 $ 7,594
Home Depot, Inc.   16,500  917,813
Metal Management, Inc.  (a)  39,500  849,250
Tandy Corp.   20,300  697,813
U.S.A. Floral Products, Inc.   100  1,750
White Capital Industries Corp.   100  1,900
  2,476,120
TOTAL RETAIL & WHOLESALE   8,250,134
SERVICES - 4.0%
LEASING & RENTAL - 2.0%
Avis Rent A Car, Inc. (a)  49,400  1,355,413
Budget Group, Inc. Class A (a)  13,800  483,000
  1,838,413
SERVICES - 2.0%
Boron LePore & Associates, Inc.   17,700  431,438
Hall Kinion & Associates, Inc.   13,800  215,625
Mac-Gray Corp.   100  1,475
Medpartners, Inc.   18,000  457,875
National Research Corp.   100  2,025
Personnel Group of America, Inc.  (a)  20,500  711,094
Securacom, Inc.   100  938
Trimeris, Inc.   300  3,863
  1,824,333
TOTAL SERVICES   3,662,746
TECHNOLOGY - 14.5%
COMMUNICATIONS EQUIPMENT - 2.2%
Concord Communications, Inc.   31,200  553,800
Lucent Technologies, Inc.   10,700  882,081
Newbridge Networks Corp.  (a)  10,600  561,800
  1,997,681
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - 8.3%
Advantage Learning Systems, Inc.   26,900 $ 679,225
Best Software, Inc.   25,800  267,675
Corsair Communications, Inc.   40,700  946,275
Credit Management Solutions, Inc.   37,500  539,063
Electronics for Imaging, Inc. (a)  13,900  649,825
HBO & Co.   14,000  609,000
Infodata Systems, Inc. (a)  8,700  85,913
Keane, Inc. (a)  39,500  1,170,188
Learning Co., Inc. (The)  12,200  230,275
N2K, Inc.   8,100  213,131
Omega Research, Inc.   41,900  345,675
Remedy Corp. (a)  26,800  1,259,600
SPR, Inc.   14,200  244,950
Sybase, Inc. (a)  18,300  298,519
  7,539,314
ELECTRONIC INSTRUMENTS - 1.7%
AEHR Test Systems  100  1,350
FARO Technologies, Inc.   45,800  624,025
Thermo Electron Corp. (a)  24,300  906,694
  1,532,069
ELECTRONICS - 2.3%
AMP, Inc. (a)  5,900  265,500
Analog Devices, Inc. (a)   17,700  540,956
Asia Electronics Holdings Co. Inc.   40,100  506,263
Galileo Technology Ltd.   6,900  237,188
PMC-Sierra, Inc. (a)  14,200  374,525
Power-One, Inc.   10,600  197,425
  2,121,857
TOTAL TECHNOLOGY   13,190,921
TRANSPORTATION - 1.5%
AIR TRANSPORTATION - 0.5%
Air Canada, Inc. (a)   47,400  472,839
RAILROADS - 1.0%
Burlington Northern Santa Fe Corp.   4,800  456,000
CSX Corp.   8,500  464,844
  920,844
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TRANSPORTATION - CONTINUED
TRUCKING & FREIGHT - 0.0%
C.H. Robinson Worldwide, Inc.   300 $ 6,600
TOTAL TRANSPORTATION   1,400,283
UTILITIES - 5.2%
CELLULAR - 1.4%
Bell Canada International, Inc.   42,600  722,880
Iridium World Communications Ltd. Class A  700  26,294
360 Degrees Communications Co. (a)  22,600  477,425
  1,226,599
ELECTRIC UTILITY - 1.0%
American Electric Power Co., Inc.   9,800  463,050
FPL Group, Inc.   9,000  465,188
  928,238
TELEPHONE SERVICES - 2.8%
France Telecom SA  432  16,324
MCI Communications Corp.   28,300  1,004,650
Startec Global Communications Corp.   200  2,975
WorldCom, Inc. (a)  44,500  1,496,313
  2,520,262
TOTAL UTILITIES   4,675,099
TOTAL COMMON STOCKS
(Cost $79,404,455)   86,121,423
CASH EQUIVALENTS - 5.1%
Taxable Central Cash Fund (b)
(Cost $4,636,727)  4,636,727  4,636,727
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $84,041,182)  $ 90,758,150
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.64%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. INCOME TAX INFORMATION
At October 31, 1997, the aggregate cost of investment securities for income tax purposes was $84,126,806. Net unrealized appreciation aggregated $6,631,344, of which $10,460,815 related to appreciated investment securities and $3,829,471 related to depreciated investment securities.
The fund hereby designates approximately $289,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS  OCTOBER 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $84,041,182) -                    $ 90,758,150
SEE ACCOMPANYING SCHEDULE

CASH                                                                        31,263

RECEIVABLE FOR INVESTMENTS SOLD                                             8,559,156

RECEIVABLE FOR FUND SHARES SOLD                                             298,251

DIVIDENDS RECEIVABLE                                                        26,009

INTEREST RECEIVABLE                                                         30,835

REDEMPTION FEES RECEIVABLE                                                  810

OTHER RECEIVABLES                                                           1,669

 TOTAL ASSETS                                                               99,706,143

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                            $ 6,560,924

PAYABLE FOR FUND SHARES REDEEMED                              287,245

ACCRUED MANAGEMENT FEE                                        47,308

OTHER PAYABLES AND ACCRUED EXPENSES                           77,443

 TOTAL LIABILITIES                                                          6,972,920

NET ASSETS                                                                 $ 92,733,223

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                            $ 81,614,537

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                          4,401,718
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                   6,716,968

NET ASSETS, FOR 7,348,896 SHARES OUTSTANDING                               $ 92,733,223

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE                        $12.62
PER SHARE ($92,733,223 (DIVIDED BY) 7,348,896 SHARES)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  NOVEMBER 12, 1996 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1997

INVESTMENT INCOME                                                                                        $ 377,829
DIVIDENDS

INTEREST                                                                                                  168,694

 TOTAL INCOME                                                                                             546,523

EXPENSES

MANAGEMENT FEE                                                                              $ 365,064

TRANSFER AGENT FEES                                                                          198,241

ACCOUNTING FEES AND EXPENSES                                                                 58,431

NON-INTERESTED TRUSTEES' COMPENSATION                                                        224

CUSTODIAN FEES AND EXPENSES                                                                  18,494

REGISTRATION FEES                                                                            89,436

AUDIT                                                                                        30,734

LEGAL                                                                                        843

MISCELLANEOUS                                                                                502

 TOTAL EXPENSES                                                                                           761,969

NET INVESTMENT INCOME (LOSS)                                                                              (215,446)

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                                                       4,661,860

 FUTURES CONTRACTS                                                                           (44,696)     4,617,164

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON                                                   6,716,968
INVESTMENT SECURITIES

NET GAIN (LOSS)                                                                                           11,334,132

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                                          $ 11,118,686
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
      NOVEMBER 12, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      OCTOBER 31, 1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ (215,446)
NET INVESTMENT INCOME (LOSS)

 NET REALIZED GAIN (LOSS)                                 4,617,164

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     6,716,968

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          11,118,686
FROM OPERATIONS

SHARE TRANSACTIONS                                        128,663,846
NET PROCEEDS FROM SALES OF SHARES

 COST OF SHARES REDEEMED                                  (47,170,280)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          81,493,566
FROM SHARE TRANSACTIONS

REDEMPTION FEES                                           120,971

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 92,733,223

NET ASSETS

 BEGINNING OF PERIOD                                      -

 END OF PERIOD                                           $ 92,733,223

OTHER INFORMATION
SHARES

 SOLD                                                     11,647,888

 REDEEMED                                                 (4,298,992)

 NET INCREASE (DECREASE)                                  7,348,896

FINANCIAL HIGHLIGHTS
      NOVEMBER 12, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      OCTOBER 31, 1997

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) C                          (.04)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                 2.64

 TOTAL FROM INVESTMENT OPERATIONS                        2.60



REDEMPTION FEES ADDED TO PAID IN CAPITAL                 .02

NET ASSET VALUE, END OF PERIOD                          $ 12.62

TOTAL RETURN B                                           26.20%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 92,733

RATIO OF EXPENSES TO AVERAGE NET ASSETS                  1.24% A

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     (.35)% A

PORTFOLIO TURNOVER RATE                                  296% A

AVERAGE COMMISSION RATE D                               $ .0308

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1997


19. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity TechnoQuant Growth Fund (the fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions, if any, represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information." INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income, which includes accretion of original issue discount, is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares held in the fund less than 90 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
20. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian.
2. OPERATING POLICIES - CONTINUED
REPURCHASE AGREEMENTS - CONTINUED
The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the
Cash Fund) managed by FMR Texas, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
21. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $236,990,467 and $162,247,082, respectively.
The market value of futures contracts opened and closed during the period amounted to $9,324,198 and $9,279,502, respectively.
22. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. The fund's performance adjustment will not take effect until November, 1997. For the period, the management fee was equivalent to an annualized rate of .59% of average net assets.
SALES LOAD. For the period November 12, 1996 (commencement of operations) through December 31, 1997, Fidelity Distributors Corporation, an affiliate of FMR and the general distributor of the fund, will voluntarily waive the sales charge (3% of the offering price) on the sales of shares.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .32% of average net assets. ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $54,717 for the period.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Capital Trust and the Shareholders of Fidelity TechnoQuant Growth Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity TechnoQuant Growth Fund (a fund of Fidelity Capital Trust) at October 31, 1997, the results of its operations for the period November 12, 1996 (commencement of operations) through October 31, 1997, and the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of Fidelity TechnoQuant Growth Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 1997 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased were not yet received by the custodian, provides a reasonable basis for the opinion expressed above.
/s/ PRICE WATERHOUSE LLP
PRICE WATERHOUSE LLP
Boston, Massachusetts
December 12, 1997
DISTRIBUTIONS


The Board of Trustees of Fidelity TechnoQuant Growth Fund voted to pay on December 15, 1997, to shareholders of record at the opening of business on December 12, 1997, a distribution of $.61 per share derived from capital gains realized from sales of portfolio securities.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

  To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
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1400 Civic Drive
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MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI


INVESTMENT ADVISER
Fidelity Management & Research
 Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
William J. Hayes, Vice President
Robert A. Lawrence, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
The Chase Manhattan Bank
New York, NY
FIDELITY'S GROWTH FUNDS
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund
Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Export and Multinational Fund
Fidelity Fifty
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(registered trademark) Fund
OTC Portfolio
Retirement Growth Fund
Small Cap Stock Fund
Stock Selector
TechnoQuant Growth Fund
SM
Trend Fund
Value Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress 1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE